UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2003

Item 1. Reports to Stockholders

Fidelity®

Intermediate Bond

Fund

Annual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Bond Fund	10.25%	7.29%	6.61%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Bond Fund on April 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Intermediate Government/Credit Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of Fidelity® Intermediate Bond Fund

Shareholders of investment-grade debt reaped the benefits of a favorable investment environment for bonds during the 12-month period ending April 30, 2003. Low interest rates, low inflation, turbulent equity markets and weak economic data were some of the factors that boosted high-quality debt. On a one-year basis, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable bond performance - returned 10.47%. For much of the period, investors sought safety in the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. This helped the Lehman Brothers Treasury and Government Bond indexes gain 11.64% and 11.28%, respectively. The spread sectors - including corporate, mortgage and government agency securities - also did well. After struggling for most of 2002, corporate bonds rallied as investors grew more confident in the integrity of corporate America's balance sheets. In response, the Lehman Brothers Credit Bond Index climbed 14.00%. The Lehman Brothers U.S. Agency Index also had a double-digit return, up 10.68%. Meanwhile, the Lehman Brothers Mortgage-Backed Securities Index returned 7.10%.

For the one-year period, Fidelity Intermediate Bond Fund was up 10.25%, while the LipperSM short-intermediate investment grade debt funds average and the Lehman Brothers Intermediate Government/Credit Bond Index returned 7.43% and 10.76%, respectively. Strong security selection and diversification within corporate bonds largely drove fund results. As corporates struggled early in the period, the fund benefited from avoiding several prominent issuers that were downgraded and by increasing positions in names we favored - primarily among beaten-down BBB-rated telecommunications, finance, utility and industrial issues - that rebounded strongly after we bought them. The fund was hurt by a few utility holdings that didn't recover, though we generally had less exposure to these underperforming names than our average Lipper peer. While overweighting high-quality, higher-yielding mortgage and asset-backed securities rather than Treasury and agency issues hurt during the first half of the period, it helped in the second half amid a much-improved climate for riskier assets. Within mortgages, we benefited from owning securities less vulnerable to prepayment amid several massive refinancing waves. Security selection among government bonds also aided results.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
U.S. Governments 42.4%	U.S. Governments 36.6%
AAA 10.8%	AAA 11.5%
AA 6.8%	AA 6.0%
A 17.3%	A 18.6%
BBB 14.8%	BBB 18.1%
BB and Below 1.4%	BB and Below 1.5%
Not Rated 0.2%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 6.3%	Short-Term Investments and Net Other Assets 7.7%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2003
6 months ago
Years	4.1	5.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	3.4	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003 *	As of October 31, 2002 **
Corporate Bonds 34.9%	Corporate Bonds 40.6%
U.S. Government and Government Agency Obligations 42.4%	U.S. Government and Government Agency Obligations 36.6%
Asset-Backed Securities 9.2%	Asset-Backed Securities 7.8%
CMOs and Other Mortgage Related Securities 4.9%	CMOs and Other Mortgage Related Securities 4.5%
Other Investments 2.3%	Other Investments 2.8%
Short-Term Investments and Net Other Assets 6.3%	Short-Term Investments and Net Other Assets 7.7%

* Foreign investments	7.7%	** Foreign investments	9.7%
* Futures and Swaps	5.3%	** Futures and Swaps	0.7%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.1%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
7.2% 9/1/09	$ 9,470	$ 10,742
7.4% 1/20/05	6,000	6,477
7.75% 6/15/05	8,000	8,823
		26,042
Media - 2.0%
AOL Time Warner, Inc.:
6.125% 4/15/06	2,900	3,087
6.15% 5/1/07	5,000	5,389
6.75% 4/15/11	8,800	9,554
6.875% 5/1/12	2,695	2,939
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	9,050	9,751
Clear Channel Communications, Inc.:
5.75% 1/15/13	4,350	4,595
7.875% 6/15/05	980	1,082
Continental Cablevision, Inc.:
8.3% 5/15/06	11,501	13,005
9% 9/1/08	11,000	13,161
Cox Communications, Inc.:
7.125% 10/1/12	15,450	18,040
7.75% 8/15/06	5,000	5,690
Hearst-Argyle Television, Inc. 7% 11/15/07	6,500	7,139
News America Holdings, Inc. 7.375% 10/17/08	12,900	14,714
News America, Inc. 6.625% 1/9/08	8,203	9,050
TCI Communications, Inc.:
8% 8/1/05	2,748	2,995
8.65% 9/15/04	2,000	2,156
9.8% 2/1/12	3,000	3,871
Time Warner, Inc. 7.75% 6/15/05	7,800	8,442
Walt Disney Co. 5.375% 6/1/07	6,850	7,291
		141,951
TOTAL CONSUMER DISCRETIONARY		167,993
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - 1.1%
Food & Drug Retailing - 0.1%
Kroger Co.:
6.8% 4/1/11	$ 6,395	$ 7,117
8.05% 2/1/10	2,170	2,557
		9,674
Food Products - 0.5%
Kellogg Co. 6% 4/1/06	14,850	16,314
Kraft Foods, Inc.:
5.25% 6/1/07	6,010	6,326
6.25% 6/1/12	10,500	11,439
		34,079
Tobacco - 0.5%
Philip Morris Companies, Inc.:
7% 7/15/05	150	153
7.65% 7/1/08	8,700	9,218
7.75% 1/15/27	9,000	9,105
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	15,175	14,319
		32,795
TOTAL CONSUMER STAPLES		76,548
ENERGY - 1.2%
Energy Equipment & Services - 0.4%
Kinder Morgan, Inc. 6.5% 9/1/12	24,855	27,682
Oil & Gas - 0.8%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	13,450	13,992
Duke Energy Field Services LLC 7.875% 8/16/10	10,000	11,684
Pemex Project Funding Master Trust 6.125% 8/15/08 (c)	17,000	17,978
Phillips Petroleum Co. 8.5% 5/25/05	3,500	3,953
The Coastal Corp.:
7.75% 10/15/35	3,500	2,748
9.625% 5/15/12	8,750	8,181
		58,536
TOTAL ENERGY		86,218
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - 21.3%
Banks - 5.6%
Abbey National First Capital BV yankee 8.2% 10/15/04	$ 12,400	$ 13,471
Abbey National PLC 6.69% 10/17/05	3,280	3,630
Australia & New Zealand Banking Group Ltd. yankee 6.25% 2/1/04	15,995	16,547
Banc One Corp. 7.6% 5/1/07	10,000	11,558
Bank of America Corp. 4.875% 1/15/13	14,910	15,308
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	9,150	9,062
8.5% 12/15/04	9,750	10,761
Bank One Corp. 6.5% 2/1/06	610	678
Bank One NA, Chicago 3.7% 1/15/08	15,600	15,926
BankBoston Corp. 6.625% 12/1/05	7,205	7,909
Capital One Bank:
6.5% 7/30/04	8,110	8,376
6.65% 3/15/04	13,900	14,323
Chase Manhattan Corp.:
6.375% 4/1/08	3,500	3,969
7.25% 6/1/07	6,303	7,191
Crestar Finanical Corp. 8.75% 11/15/04	7,100	7,871
Den Danske Bank AS 6.375% 6/15/08 (c)(e)	15,800	16,727
Den Danske Bank Group AS yankee 7.25% 6/15/05 (c)	10,670	11,752
Fifth Third Bank, Cincinnati 6.75% 7/15/05	9,550	10,440
First National Boston Corp. 7.375% 9/15/06	4,950	5,632
First Tennessee National Corp. 6.75% 11/15/05	7,020	7,630
First Union Corp. 7.7% 2/15/05	11,905	13,065
Fleet Financial Group, Inc. 7.125% 4/15/06	1,595	1,781
H.F. Ahmanson & Co. 7.875% 9/1/04	1,250	1,342
Key Bank NA 5.8% 4/1/04	7,000	7,267
Korea Development Bank 7.375% 9/17/04	7,890	8,424
MBNA America Bank NA 6.625% 6/15/12	7,275	7,932
MBNA Corp.:
6.25% 1/17/07	6,345	6,824
6.34% 6/2/03	2,900	2,910
7.5% 3/15/12	9,710	11,051
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	7,000	8,062
Merita Bank Ltd. yankee 6.5% 1/15/06	12,000	13,244
National Australia Bank Ltd. yankee 6.6% 12/10/07	10,000	11,320
NationsBank Corp. 6.375% 2/15/08	5,000	5,654
Norwest Corp. 6.5% 6/1/05	5,000	5,483
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
PNC Bank NA, Pittsburgh 7.875% 4/15/05	$ 5,195	$ 5,712
PNC Funding Corp.:
5.75% 8/1/06	6,925	7,540
7.5% 11/1/09	9,580	11,457
Swiss Bank Corp. 6.75% 7/15/05	4,000	4,379
U.S. Bank NA, Minnesota 5.7% 12/15/08	15,750	17,386
Union Planters National Bank, Memphis 5.125% 6/15/07	4,345	4,620
Washington Mutual, Inc.:
4.375% 1/15/08	8,070	8,399
5.625% 1/15/07	14,035	15,321
7.5% 8/15/06	9,210	10,564
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	4,000	4,859
		393,357
Diversified Financials - 13.3%
Alliance Capital Management LP 5.625% 8/15/06	7,995	8,665
American General Finance Corp.:
4.5% 11/15/07	29,430	30,747
5.875% 7/14/06	12,500	13,615
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	5,520	6,070
Amvescap PLC yankee:
5.9% 1/15/07	5,375	5,782
6.6% 5/15/05	10,785	11,641
Associates Corp. of North America 7.75% 2/15/05	6,910	7,600
Boeing Capital Corp. 6.5% 2/15/12	4,400	4,733
CIT Group, Inc. 7.75% 4/2/12	10,000	11,596
Citigroup, Inc.:
3.5% 2/1/08	13,500	13,634
7.25% 10/1/10	18,500	21,932
Countrywide Home Loans, Inc.:
5.5% 8/1/06	13,000	13,991
5.5% 2/1/07	1,500	1,619
6.935% 7/16/07	15,000	16,949
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,575	1,528
Deutsche Telekom International Finance BV 8.5% 6/15/10	23,715	28,585
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (c)	1,827	1,841
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Ford Motor Credit Co.:
5.8% 1/12/09	$ 23,225	$ 22,108
6.875% 2/1/06	11,000	11,380
7.25% 10/25/11	7,075	7,093
7.375% 10/28/09	19,070	19,479
7.875% 6/15/10	16,500	17,085
General Electric Capital Corp.:
6% 6/15/12	44,700	49,325
6.125% 2/22/11	18,700	20,818
General Motors Acceptance Corp.:
6.75% 1/15/06	33,815	35,658
6.875% 9/15/11	14,420	14,697
6.875% 8/28/12	7,500	7,627
7.5% 7/15/05	1,775	1,900
7.75% 1/19/10	12,770	13,773
Goldman Sachs Group LP 7.2% 11/1/06 (c)	7,300	8,296
Goldman Sachs Group, Inc.:
4.125% 1/15/08	10,750	11,095
5.7% 9/1/12	8,760	9,330
6.6% 1/15/12	9,455	10,660
Household Finance Corp.:
5.875% 2/1/09	5,265	5,702
6.375% 10/15/11	40,080	43,898
6.375% 11/27/12	13,815	15,241
7% 5/15/12	6,375	7,301
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	7,965	10,170
J.P. Morgan Chase & Co. 4% 2/1/08	15,890	16,340
Legg Mason, Inc. 6.75% 7/2/08	17,000	19,024
Lehman Brothers Holdings, Inc. 6.25% 5/15/06	12,790	14,177
Merrill Lynch & Co., Inc.:
4% 11/15/07	14,825	15,199
6.15% 1/26/06	11,255	12,221
Monumental Global Funding II 3.85% 3/3/08 (c)	8,000	8,091
Morgan Stanley:
3.625% 4/1/08	18,750	18,902
5.3% 3/1/13	20,195	20,960
5.8% 4/1/07	15,970	17,407
NiSource Finance Corp.:
7.625% 11/15/05	4,525	5,084
7.875% 11/15/10	13,182	15,946
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Pemex Project Funding Master Trust 7.875% 2/1/09 (e)	$ 7,850	$ 8,929
Petronas Capital Ltd. 7% 5/22/12 (c)	29,400	32,465
Popular North America, Inc.:
4.25% 4/1/08	7,950	8,139
6.125% 10/15/06	10,590	11,655
Powergen US Funding LLC 4.5% 10/15/04	8,520	8,750
Prime Property Funding II 6.25% 5/15/07	12,100	13,047
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	10,500	11,882
Scotland International Finance #2 BV yankee:
7.7% 8/15/10 (c)	8,000	9,651
8.8% 1/27/04 (c)	5,250	5,521
SLM Corp.:
3.625% 3/17/08	8,350	8,412
5.375% 1/15/13	14,475	15,296
Sprint Capital Corp.:
6% 1/15/07	7,500	7,650
6.125% 11/15/08	10,500	10,710
6.875% 11/15/28	2,645	2,447
State Street Corp. 7.65% 6/15/10	3,000	3,646
Textron Financial Corp. 7.125% 12/9/04	12,675	13,445
TIAA Global Markets, Inc. 5% 3/1/07 (c)	7,310	7,787
TXU Eastern Funding yankee 6.75% 5/15/09 (a)	13,500	1,114
Verizon Global Funding Corp.:
6.125% 6/15/07	6,400	7,126
7.25% 12/1/10	7,653	8,949
Verizon Wireless Capital LLC 5.375% 12/15/06	6,645	7,161
Wells Fargo Financial, Inc. 5.875% 8/15/08	12,250	13,745
		924,042
Insurance - 0.9%
MetLife, Inc. 3.911% 5/15/05	17,700	18,344
New York Life Insurance Co. 6.4% 12/15/03 (c)	10,000	10,309
Principal Life Global Funding I 6.25% 2/15/12 (c)	10,600	11,762
Prudential Financial, Inc. 3.75% 5/1/08	8,210	8,210
St. Paul Companies, Inc. 8.125% 4/15/10	8,475	9,904
Travelers Property Casualty Corp. 5% 3/15/13 (c)	4,170	4,209
		62,738
Real Estate - 1.5%
Arden Realty LP 8.875% 3/1/05	12,465	13,872
AvalonBay Communities, Inc. 6.58% 2/15/04	6,635	6,883
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Boston Properties, Inc. 6.25% 1/15/13 (c)	$ 8,805	$ 9,440
BRE Properties, Inc. 5.75% 9/1/09	5,000	5,376
Camden Property Trust 5.875% 11/30/12	8,440	8,936
CenterPoint Properties Trust:
5.75% 8/15/09	6,540	6,822
7.125% 3/15/04	9,000	9,315
Duke Realty LP New 6.875% 3/15/05	11,700	12,549
EOP Operating LP:
6.5% 1/15/04	1,745	1,797
6.763% 6/15/07	4,700	5,218
7.375% 11/15/03	4,400	4,521
7.75% 11/15/07	5,705	6,603
Merry Land & Investment Co., Inc. 6.875% 11/1/03	5,605	5,749
ProLogis 5.5% 3/1/13	7,075	7,344
		104,425
TOTAL FINANCIALS		1,484,562
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.5%
Raytheon Co.:
5.5% 11/15/12	4,475	4,639
8.3% 3/1/10	25,500	30,330
		34,969
Industrial Conglomerates - 0.4%
Tyco International Group SA yankee:
6.125% 1/15/09	2,640	2,594
6.375% 6/15/05	2,140	2,161
6.375% 2/15/06	15,000	15,075
6.75% 2/15/11	8,200	8,200
		28,030
Road & Rail - 0.2%
Norfolk Southern Corp. 6% 4/30/08	9,250	10,219
TOTAL INDUSTRIALS		73,218
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Motorola, Inc.:
6.5% 11/15/28	$ 7,520	$ 7,219
7.625% 11/15/10	3,700	4,116
8% 11/1/11	1,715	1,972
		13,307
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 5.5% 7/1/07	16,160	17,419
TOTAL INFORMATION TECHNOLOGY		30,726
MATERIALS - 0.4%
Metals & Mining - 0.3%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	4,535	4,789
Falconbridge Ltd. yankee 7.35% 6/5/12	15,145	16,662
		21,451
Paper & Forest Products - 0.1%
Weyerhaeuser Co. 6.75% 3/15/12	6,000	6,722
TOTAL MATERIALS		28,173
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.8%
AT&T Broadband Corp. 8.375% 3/15/13	3,623	4,420
AT&T Corp. 7.8% 11/15/11	8,965	9,837
Citizens Communications Co.:
8.5% 5/15/06	10,865	12,587
9.25% 5/15/11	5,000	6,320
France Telecom SA 9.25% 3/1/11	21,805	26,667
Koninklijke KPN NV yankee 8% 10/1/10	16,667	19,982
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	7,135	7,613
Telefonos de Mexico SA de CV 8.25% 1/26/06	7,915	8,816
TELUS Corp. yankee:
7.5% 6/1/07	7,410	8,225
8% 6/1/11	17,836	20,155
Verizon New York, Inc. 6.875% 4/1/12	3,250	3,745
		128,367
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	$ 5,000	$ 5,570
7.5% 5/1/07	5,000	5,642
7.875% 3/1/11	6,950	8,007
		19,219
TOTAL TELECOMMUNICATION SERVICES		147,586
UTILITIES - 4.1%
Electric Utilities - 2.9%
Constellation Energy Group, Inc.:
6.125% 9/1/09	1,045	1,155
6.35% 4/1/07	8,690	9,614
7% 4/1/12	4,585	5,269
Dominion Resources, Inc. 7.625% 7/15/05	9,685	10,758
DTE Energy Co. 7.05% 6/1/11	10,000	11,521
Exelon Generation Co. LLC 6.95% 6/15/11	9,365	10,498
FirstEnergy Corp.:
5.5% 11/15/06	5,640	5,960
6.45% 11/15/11	5,725	6,189
FPL Group Capital, Inc.:
3.25% 4/11/06	4,425	4,436
7.625% 9/15/06	5,280	6,010
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	5,200	5,324
5.875% 10/1/12	7,670	8,016
Monongahela Power Co. 5% 10/1/06	6,860	6,877
Niagara Mohawk Power Corp.:
7.375% 8/1/03	12,450	12,624
7.75% 5/15/06	4,000	4,532
8% 6/1/04	9,069	9,663
8.875% 5/15/07	2,485	2,946
PPL Electric Utilities Corp.:
5.875% 8/15/07	7,910	8,664
6.25% 8/15/09	10,265	11,507
Progress Energy, Inc. 6.75% 3/1/06	14,500	15,994
PSI Energy, Inc. 6.65% 6/15/06	9,245	10,107
Public Service Co. of Colorado:
4.875% 3/1/13 (c)	3,500	3,531
7.875% 10/1/12	7,345	9,001
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Southern Power Co. 6.25% 7/15/12	$ 12,710	$ 14,056
Southwestern Public Service Co. 5.125% 11/1/06	3,000	3,144
TECO Energy, Inc. 7% 5/1/12	9,595	9,307
		206,703
Gas Utilities - 0.8%
Columbia Energy Group 6.8% 11/28/05	3,108	3,413
Consolidated Natural Gas Co.:
6.85% 4/15/11	10,165	11,678
7.375% 4/1/05	7,500	8,206
Kinder Morgan Energy Partners LP 5.35% 8/15/07	7,500	8,049
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	9,700	10,519
Tennessee Gas Pipeline Co. 6% 12/15/11	1,430	1,330
Texas Eastern Transmission Corp.:
5.25% 7/15/07	2,545	2,680
7.3% 12/1/10	6,295	7,307
		53,182
Multi-Utilities & Unregulated Power - 0.4%
Duke Energy Corp. 3.75% 3/5/08 (c)	3,685	3,723
Williams Companies, Inc.:
7.125% 9/1/11	12,960	12,247
7.5% 1/15/31	10,795	9,446
		25,416
TOTAL UTILITIES		285,301
TOTAL NONCONVERTIBLE BONDS (Cost $2,227,645)		2,380,325
U.S. Government and Government Agency Obligations - 24.6%

U.S. Government Agency Obligations - 5.9%
Fannie Mae:
5.25% 4/15/07	44,950	49,349
6.25% 2/1/11	7,715	8,735
7.25% 1/15/10	165,000	200,056
Federal Home Loan Bank:
2.5% 3/15/06	22,000	22,209
5.125% 3/6/06	4,420	4,782
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Federal Home Loan Bank: - continued
6.5% 8/15/07	$ 20,000	$ 22,966
Financing Corp. - coupon STRIPS:
0% 12/6/03	2,168	2,149
0% 10/5/05	1,000	950
Freddie Mac:
1.75% 5/15/05	31,650	31,694
3.5% 9/15/07	4,615	4,744
5.85% 2/21/06	2,425	2,675
5.875% 3/21/11	4,085	4,529
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	1,115	1,154
Series 1993-D, 5.23% 5/15/05	1,116	1,147
Series 1995-A, 6.28% 6/15/04	6,002	6,188
Series 1996-A, 6.55% 6/15/04	3,079	3,164
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1994-B, 7.5% 1/26/06	1,153	1,249
Series 1997-A, 6.104% 7/15/03	1,667	1,685
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	11,087	12,463
Series 1998-196A, 5.926% 6/15/05	4,035	4,391
Private Export Funding Corp. secured 5.8% 2/1/04	3,400	3,514
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	2,917	3,156
6.625% 8/15/03	15,800	16,011
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	3,715	4,132
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		413,092
U.S. Treasury Obligations - 18.7%
U.S. Treasury Bonds 12% 8/15/13	115,350	166,284
U.S. Treasury Notes:
3.25% 8/15/07	350,000	359,543
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6.5% 2/15/10	$ 600,695	$ 715,136
6.75% 5/15/05	60,351	66,669
TOTAL U.S. TREASURY OBLIGATIONS		1,307,632
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,679,091)		1,720,724
U.S. Government Agency - Mortgage Securities - 14.9%

Fannie Mae - 12.5%
5% 4/1/18 (d)(i)	2,000	2,064
5% 6/1/18 (d)	234,000	240,581
5.5% 8/1/14 to 12/1/14	47,771	49,968
5.5% 5/19/18 (d)	50,000	52,031
5.5% 5/14/33 (d)	50,000	51,406
6.5% 3/1/13 to 12/1/32	151,767	158,834
6.5% 5/1/33 (d)	242,646	253,641
6.5% 5/14/33 (d)	50,000	52,266
7% 7/1/25 to 8/1/32	4,130	4,368
7.5% 8/1/13 to 8/1/29	6,278	6,720
12.5% 8/1/14 to 8/1/15	108	127
TOTAL FANNIE MAE		872,006
Freddie Mac - 0.2%
7% 9/1/06 to 7/1/13	5,499	5,873
7.5% 4/1/07 to 1/1/33	9,209	9,859
8.5% 6/1/13	11	12
TOTAL FREDDIE MAC		15,744
Government National Mortgage Association - 2.2%
7% 3/15/26 to 7/15/32	120,683	128,056
7% 5/1/33 (d)	5,471	5,803
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.5% 3/15/28	$ 153	$ 164
8% 7/15/17 to 8/15/30	15,040	16,514
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		150,537
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,025,133)		1,038,287
Asset-Backed Securities - 6.1%

AESOP Funding II LLC 3.85% 10/20/06 (c)	8,800	9,101
AmeriCredit Automobile Receivables Trust:
3.67% 6/8/09	6,800	6,942
5.01% 7/14/08	15,000	15,710
5.37% 6/12/08	10,000	10,429
Ameriquest Mortgage Securities, Inc. 2.1288% 3/25/33 (e)	8,015	8,015
Amortizing Residential Collateral Trust 1.65% 6/25/32 (e)	7,907	7,909
Capital One Auto Finance Trust 3.44% 6/15/09	8,000	8,038
Capital One Master Trust 4.55% 2/15/08	20,000	20,700
Capital One Multi-Asset Execution Trust:
1.96% 7/15/08 (e)	11,195	11,111
3.5% 2/17/09	9,305	9,298
CIT Marine Trust 5.8% 4/15/10	148	148
Citibank Credit Card Issuance Trust 4.1% 12/7/06	20,000	20,803
Citibank Credit Card Master Trust I:
0% 8/15/06 (g)	29,020	28,464
5.3% 1/9/06	7,610	7,817
CS First Boston Mortgage Securities Corp.:
1.69% 8/25/33 (e)	3,190	3,194
2.19% 8/25/33 (e)	3,840	3,863
DaimlerChrysler Auto Trust 5.16% 1/6/05	14,063	14,202
Discover Card Master Trust I:
5.6% 5/16/06	22,695	23,224
5.85% 1/17/06	17,000	17,161
Home Equity Asset Trust NIMS Trust 8% 5/27/33 (c)	4,673	4,597
Honda Auto Receivables Owner Trust 5.36% 9/20/04	5,303	5,347
Household Automotive Trust 2.85% 3/19/07	18,250	18,490
Household Private Label Credit Card Master Note Trust I:
2.56% 9/15/09 (e)	6,865	6,872
4.95% 6/16/08	18,000	18,761
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MBNA Credit Card Master Note Trust 5.15% 7/15/09	$ 15,000	$ 16,014
Morgan Stanley Dean Witter Capital I Trust:
1.645% 8/25/32 (e)	8,701	8,705
2.305% 1/25/32 (e)	6,765	6,833
Navistar Financial Owner Trust 7.34% 1/15/07	5,574	5,692
New Century Home Equity Loan Trust 1.755% 1/25/33 (e)	16,223	16,236
Onyx Acceptance Owner Trust 3.75% 4/15/06	8,520	8,662
PP&L Transition Bonds LLC 6.72% 12/26/05	13,809	14,077
Prime Credit Card Master Trust 6.7% 10/15/09	21,250	22,969
Railcar Trust 7.75% 6/1/04	2,749	2,845
Sears Credit Account Master Trust II:
7% 7/15/08	16,719	17,274
7.25% 11/15/07	5,833	5,926
Triad Auto Receivables Owner Trust 3.24% 8/12/09	11,375	11,578
Wells Fargo Auto Trust 4.68% 2/15/05	4,847	4,898
West Penn Funding LLC 6.63% 12/26/05	1,135	1,156
WFS Financial Owner Trust 7.75% 11/20/04	338	339
TOTAL ASSET-BACKED SECURITIES (Cost $412,033)		423,400
Collateralized Mortgage Obligations - 1.9%

U.S. Government Agency - 1.9%
Fannie Mae:
REMIC planned amortization class:
Series 1993-206 Class KA, 6.5% 12/25/22	15,108	15,589
Series 1994-63 Class PH, 7% 6/25/23	10,855	11,246
Series 2003-29 Class ZA, 5% 4/25/18	4,249	4,264
Fannie Mae guaranteed REMIC planned amortization class:
Series 2001-53 Class PE, 6.5% 10/25/24	4,481	4,496
Series 2001-64 Class PY, 6% 7/25/26	18,726	19,180
Series 2001-81 Class QD, 6.5% 7/25/27	8,250	8,485
Series 2002-64 Class PC, 5.5% 12/25/26	5,303	5,521
Series 2002-73 Class QC, 5.5% 1/25/26	13,146	13,784
Series 2003-1 Class ZB, 5% 2/25/18	2,034	2,026
Fannie Mae guaranteed pass thru trust sequential pay:
Series 2002-28 Class VB, 6.5% 3/25/20	7,320	7,640
Series 2002-36 Class VG, 6.5% 3/25/13	23,469	24,406
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
sequential pay Series 2122 Class L, 6% 11/15/26	$ 2,066	$ 2,089
Series 2567:
Class ZE, 5% 2/15/18	1,661	1,667
Class ZK, 5% 2/15/18	2,358	2,368
Freddie Mac participation certificates sequential pay Series 2355 Class AE, 6% 9/15/31	4,195	4,449
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2002-47 Class VA, 6.5% 4/20/13	7,417	7,993
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $134,501)		135,203
Commercial Mortgage Securities - 3.9%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	12,506	13,781
Series 1997-D5 Class PS1, 1.7106% 2/14/43 (e)(f)	106,969	7,588
Chase Commercial Mortgage Securities Corp. sequential pay Series 1999-2 Class A1, 7.032% 1/15/32	6,627	7,382
COMM:
floater Series 2000-FL3A Class C, 2.04% 11/15/12 (c)(e)	10,000	9,973
sequential pay Series 1999-1 Class A2, 6.455% 5/15/32	11,760	13,284
Commercial Mortgage Asset Trust sequential pay:
Series 1999-C1 Class A3, 6.64% 1/17/32	12,782	14,667
Series 1999-C2 Class A2, 7.546% 11/17/32 (e)	11,450	13,583
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (c)	6,617	7,083
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 2000-C1 Class A1, 7.325% 4/14/62	8,459	9,456
Series 2001-CK3 Class A2, 6.04% 6/15/34	11,900	13,002
Series 2001-CKN5 Class AX, 1.3225% 9/15/34 (c)(e)(f)	119,836	8,781
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	10,000	10,227
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	9,348	10,510
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FMAC Loan Receivables Trust sequential pay Series 1998-CA Class A1, 5.99% 11/15/04 (c)	$ 1,451	$ 1,407
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.54% 5/15/33 (c)(e)(f)	96,063	4,057
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (c)	6,087	6,756
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C10 Class A1, 7.1075% 8/15/32	4,924	5,455
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (c)	5,000	4,702
LTC Commercial Mortgage pass thru certificates sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (c)	6,060	6,110
Morgan Stanley Capital I, Inc. sequential pay:
Series 1997-HF1 Class A2, 7.27% 7/15/29 (c)	16,905	18,727
Series 1998-HF2 Class A2, 6.48% 11/15/30	6,110	6,891
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 3.4875% 8/5/14 (e)	9,414	9,414
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	10,000	11,271
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	11,242	12,858
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (c)	5,000	5,555
Series 1 Class C1, 6.762% 11/15/04 (c)	20,000	21,150
Trizechahn Office Properties Trust:
Series 2001-TZHA Class C3, 6.522% 3/15/13 (c)	8,400	9,323
7.253% 3/15/13 (c)	5,845	6,164
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $252,246)		269,157
Foreign Government and Government Agency Obligations - 2.0%

Chilean Republic:
5.5% 1/15/13	8,280	8,477
5.625% 7/23/07	5,940	6,345
6.875% 4/28/09	8,705	9,793
7.125% 1/11/12	11,070	12,617
Manitoba Province yankee 5.5% 10/1/08	15,000	16,646
Ontario Province 7% 8/4/05	4,680	5,202
Polish Government 6.25% 7/3/12	12,680	14,138
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Quebec Province:
7% 1/30/07	$ 9,500	$ 10,939
yankee 6.5% 1/17/06	21,250	23,631
Saskatchewan Province 7.125% 3/15/08	4,800	5,661
United Mexican States:
4.625% 10/8/08	12,315	12,401
6.375% 1/16/13	6,600	6,914
8% 9/24/22	8,000	8,860
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $128,928)		141,624
Supranational Obligations - 0.2%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $10,366)	10,460	11,148
Preferred Securities - 0.1%
	Shares
FINANCIALS - 0.1%
Banks - 0.1%
Royal Bank of Scotland Group PLC 8.817% (Cost $5,791)	5,450	6,086
Fixed-Income Funds - 7.7%

Fidelity Ultra-Short Central Fund (Cost $540,000) (h)	5,435,990	539,794
Cash Equivalents - 12.5%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03) (Cost $875,478)	$ 875,511	875,478
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $7,291,212)		7,541,226
NET OTHER ASSETS - (8.0)%		(557,973)
NET ASSETS - 100%		$ 6,983,253
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.37% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	August 2005	$ 50,000	$ 557
Receive quarterly a fixed rate equal to 2.4148% and pay quarterly a floating rate based on a 3-month LIBOR with Deutsche Bank	Feb. 2006	50,000	343
Receive quarterly a fixed rate equal to 2.4225% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2006	150,000	210
Receive quarterly a fixed rate equal to 3.0732% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	96,360	1,300
Receive quarterly a fixed rate equal to 3.273% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2008	49,000	397
		$ 395,360	$ 2,807
Legend
(a) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $312,047,000 or 4.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(i) A portion of the security is subject to a forward commitment to sell.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $8,323,180,000 and $6,713,386,000, respectively, of which long-term U.S. government and government agency obligations aggregated $6,101,997,000 and $4,655,725,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $14,062,000. The weighted average interest rate was 1.78%. Interest earned from the interfund lending program amounted to $7,650 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information
The fund hereby designates approximately $899,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2003

Assets
Investment in securities, at value (including securities loaned of $4,753 and repurchase agreements of $875,478) (cost $7,291,212) - See accompanying schedule		$ 7,541,226
Commitment to sell securities on a delayed delivery basis	(2,064)
Receivable for securities sold on a delayed delivery basis	2,056	(8)
Cash		487
Receivable for investments sold		88,575
Receivable for fund shares sold		13,074
Interest and dividends receivable		68,797
Unrealized gain on swap agreements		2,807
Other receivables		12
Total assets		7,714,970

Liabilities
Payable for investments purchased Regular delivery	$ 59,291
Delayed delivery	654,924
Payable for fund shares redeemed	8,364
Distributions payable	533
Accrued management fee	2,472
Other payables and accrued expenses	1,284
Collateral on securities loaned, at value	4,849
Total liabilities		731,717

Net Assets		$ 6,983,253
Net Assets consist of:
Paid in capital		$ 6,625,298
Undistributed net investment income		11,536
Accumulated undistributed net realized gain (loss) on investments		93,606
Net unrealized appreciation (depreciation) on investments		252,813
Net Assets, for 642,204 shares outstanding		$ 6,983,253
Net Asset Value, offering price and redemption price per share ($6,983,253 ÷ 642,204 shares)		$ 10.87

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2003

Investment Income
Dividends		$ 481
Interest		304,107
Security lending		185
Total income		304,773

Expenses
Management fee	$ 25,760
Transfer agent fees	10,742
Accounting and security lending fees	669
Non-interested trustees' compensation	22
Appreciation in deferred trustee compensation account	2
Custodian fees and expenses	180
Registration fees	284
Audit	77
Legal	25
Miscellaneous	345
Total expenses before reductions	38,106
Expense reductions	(126)	37,980
Net investment income (loss)		266,793
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	141,342
Swap agreements	676
Total net realized gain (loss)		142,018
Change in net unrealized appreciation (depreciation) on: Investment securities	170,451
Swap agreements	2,807
Delayed delivery commitments	(8)
Total change in net unrealized appreciation (depreciation)		173,250
Net gain (loss)		315,268
Net increase (decrease) in net assets resulting from operations		$ 582,061

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2003	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 266,793	$ 249,612
Net realized gain (loss)	142,018	40,020
Change in net unrealized appreciation (depreciation)	173,250	21,118
Net increase (decrease) in net assets resulting from operations	582,061	310,750
Distributions to shareholders from net investment income	(265,740)	(245,354)
Share transactions Net proceeds from sales of shares	3,192,471	2,332,092
Reinvestment of distributions	258,267	237,905
Cost of shares redeemed	(1,848,105)	(1,511,303)
Net increase (decrease) in net assets resulting from share transactions	1,602,633	1,058,694
Total increase (decrease) in net assets	1,918,954	1,124,090

Net Assets
Beginning of period	5,064,299	3,940,209
End of period (including undistributed net investment income of $11,536 and undistributed net investment income of $9,804, respectively)	$ 6,983,253	$ 5,064,299
Other Information Shares
Sold	301,548	225,833
Issued in reinvestment of distributions	24,341	23,040
Redeemed	(174,990)	(146,504)
Net increase (decrease)	150,899	102,369

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.13	$ 9.67	$ 10.15	$ 10.16
Income from Investment Operations
Net investment income (loss) B	.473	.560D	.641	.623	.613
Net realized and unrealized gain (loss)	.562	.172D	.455	(.485)	(.013)
Total from investment operations	1.035	.732	1.096	.138	.600
Distributions from net investment income	(.475)	(.552)	(.636)	(.618)	(.610)
Net asset value, end of period	$ 10.87	$ 10.31	$ 10.13	$ 9.67	$ 10.15
Total Return A	10.25%	7.36%	11.66%	1.44%	6.03%
Ratios to Average Net Assets C
Expenses before expense reductions	.64%	.63%	.64%	.67%	.66%
Expenses net of voluntary waivers, if any	.64%	.63%	.64%	.67%	.66%
Expenses net of all reductions	.64%	.63%	.63%	.66%	.65%
Net investment income (loss)	4.47%	5.44% D	6.46%	6.32%	6.00%
Supplemental Data
Net assets, end of period (in millions)	$ 6,983	$ 5,064	$ 3,940	$ 3,199	$ 3,515
Portfolio turnover rate	117%	78%	83%	102%	108%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Intermediate Bond Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 274,218	|
Unrealized depreciation	(17,040)
Net unrealized appreciation (depreciation)	257,178
Undistributed ordinary income	50,730
Undistributed long-term capital gain	58,587
Cost for federal income tax purposes	$ 7,284,048

The tax character of distributions paid was as follows:

	April 30, 2003	April 30, 2002
Ordinary Income	$ 265,740	$ 245,354

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,836 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Security Lending - continued

insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Expense Reductions.

Through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $126.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the portfolio of investments, as of April 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of April 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 6, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statements of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Intermediate Bond. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of Intermediate Bond. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Intermediate Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Ford O'Neil (41)

Year of Election or Appointment: 1999

Vice President of Intermediate Bond. Mr. O'Neil is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Intermediate Bond. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Intermediate Bond. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Intermediate Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of Intermediate Bond. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Intermediate Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Intermediate Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Intermediate Bond. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Intermediate Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 1998

Assistant Treasurer of Intermediate Bond. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Intermediate Bond Fund voted to pay on June 9, 2003, to shareholders of record at the opening of business on June 6, 2003 a distribution of $0.13 per share derived from capital gains realized from sales of portfolio securities.

A total of 17.47% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IBF-UANN-0603
1.784721.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Large Cap Stock

Fund

Annual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2003	Past 1 year	Past 5 years	Life of fundA
Fidelity® Large Cap Stock	-15.39%	-2.59%	6.83%

A From June 22, 1995.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Stock Fund on June 22, 1995, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Karen Firestone, Portfolio Manager of Fidelity® Large Cap Stock Fund

The 12-month period that ended April 30, 2003, was a difficult and volatile time for equity investors. Early on, the markets struggled with corporate accounting scandals, disappointing earnings reports, stagnant economic growth, and concerns about potential terrorism and military action in Iraq. Despite a sharp rebound in October and November - particularly in the beaten-down technology and telecommunications sectors - 2002 marked the third consecutive year of declines for stocks. 2003 didn't start out much better. High energy prices sapped consumer spending, one of the economy's few bastions of strength. The eventual war with Iraq caused another sell-off in the market, as investors feared the conflict would last longer than expected. However, when the war did proceed quickly, equities recorded positive performance in March and April. For the 12 months overall, the large-cap-oriented Standard & Poor's 500SM Index dropped 13.31%, while the blue-chips' proxy Dow Jones Industrial AverageSM slid 12.75%. The technology-rich NASDAQ Composite® Index ended down 12.87%.

Fidelity Large Cap Stock Fund fell 15.39% during the past year, trailing the Standard and Poor's 500 Index, but outperforming the LipperSM growth funds average, which declined 16.12%. The fund's growth style of investing detracted from performance versus the S&P 500. In particular, the fund was overweighted in technology stocks, which struggled, and underweighted in financials, which outpaced the market. Within tech, our overexposure to poor-performing semiconductor-related stocks, such as Intel and LTX, dampened results, as did not owning enough of some more-aggressive software and hardware names that recovered nicely, including Oracle and Cisco Systems, respectively. So, even though we benefited from having ample stakes in tech giants Microsoft and Dell, which held up fairly well, it did not offset our relative losses. Elsewhere, security selection in consumer staples also detracted, mainly due to our holdings in Philip Morris - now known as Altria - and McDonald's. By contrast, the fund's positioning in health care was a plus. We benefited from owning medical device maker Boston Scientific, which rose more than 70% during the period, and pharmaceutical stocks Allergan and Mylan Laboratories. Some good picks in consumer discretionary also helped, led by online retailers Amazon.com and eBay. The fund no longer held McDonald's or LTX at period end.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.7	6.2
Wal-Mart Stores, Inc.	3.1	2.6
General Electric Co.	2.9	2.4
Merck & Co., Inc.	2.5	1.8
Pfizer, Inc.	2.2	2.2
Johnson & Johnson	2.1	1.6
Citigroup, Inc.	2.1	0.8
Bank of America Corp.	2.0	1.8
Dell Computer Corp.	2.0	1.7
International Business Machines Corp.	1.8	1.2
	26.4
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	17.3
Health Care	16.3	13.7
Financials	16.2	13.9
Consumer Discretionary	15.9	19.3
Industrials	10.2	11.0
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Stocks 96.3%		Stocks 96.2%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	4.4%	** Foreign investments	6.6%

Annual Report

Investments April 30, 2003

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.2%
Michelin SA (Compagnie Generale des Etablissements) Series B	35,600	$ 1,320
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	121,100	3,472
eBay, Inc. (a)	38,350	3,558
		7,030
Leisure Equipment & Products - 0.5%
Mattel, Inc.	141,500	3,076
Media - 9.0%
AOL Time Warner, Inc. (a)	210,200	2,876
Belo Corp. Series A	143,700	3,235
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	112,724	4,746
Comcast Corp. Class A (special) (a)	290,200	8,723
Interpublic Group of Companies, Inc.	79,400	905
Knight-Ridder, Inc.	40,400	2,608
Liberty Media Corp. Class A (a)	236,900	2,606
Pixar (a)	25,200	1,471
Television Francaise 1 SA	56,600	1,593
The New York Times Co. Class A	44,800	2,078
Tribune Co.	133,900	6,558
Univision Communications, Inc. Class A (a)	104,600	3,167
Viacom, Inc. Class B (non-vtg.) (a)	194,184	8,430
Walt Disney Co.	247,290	4,614
		53,610
Multiline Retail - 3.1%
Wal-Mart Stores, Inc.	324,900	18,298
Specialty Retail - 1.1%
CDW Computer Centers, Inc. (a)	35,400	1,509
Lowe's Companies, Inc.	118,600	5,205
		6,714
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	56,700	3,035
Polo Ralph Lauren Corp. Class A (a)	83,700	1,963
		4,998
TOTAL CONSUMER DISCRETIONARY		95,046
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 6.3%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	85,100	$ 4,245
PepsiCo, Inc.	91,900	3,977
The Coca-Cola Co.	120,700	4,876
		13,098
Food Products - 0.3%
Dean Foods Co. (a)	39,300	1,711
Household Products - 1.0%
Procter & Gamble Co.	46,100	4,142
The Dial Corp.	84,400	1,758
		5,900
Personal Products - 2.3%
Alberto-Culver Co. Class B	111,700	5,505
Gillette Co.	269,400	8,203
		13,708
Tobacco - 0.5%
Altria Group, Inc.	97,440	2,997
TOTAL CONSUMER STAPLES		37,414
ENERGY - 5.8%
Energy Equipment & Services - 1.9%
Rowan Companies, Inc.	112,600	2,308
Schlumberger Ltd. (NY Shares)	133,500	5,598
Tidewater, Inc.	125,700	3,381
		11,287
Oil & Gas - 3.9%
ChevronTexaco Corp.	81,200	5,100
ConocoPhillips	99,741	5,017
Devon Energy Corp.	79,115	3,738
Exxon Mobil Corp.	276,500	9,733
		23,588
TOTAL ENERGY		34,875
FINANCIALS - 16.2%
Banks - 6.0%
Bank of America Corp.	161,500	11,959
Bank of New York Co., Inc.	90,000	2,381
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Bank One Corp.	200,100	$ 7,214
Fifth Third Bancorp	45,000	2,218
Wachovia Corp.	173,681	6,636
Wells Fargo & Co.	119,800	5,782
		36,190
Diversified Financials - 8.2%
American Express Co.	179,230	6,786
Citigroup, Inc.	317,300	12,454
Credit Saison Co. Ltd.	92,100	1,739
Fannie Mae	128,500	9,302
Freddie Mac	42,500	2,461
JAFCO Co. Ltd.	20,500	743
Legg Mason, Inc.	59,900	3,253
MBNA Corp.	180,400	3,410
Morgan Stanley	121,500	5,437
Principal Financial Group, Inc.	115,300	3,355
		48,940
Insurance - 2.0%
AFLAC, Inc.	91,500	2,993
Allstate Corp.	86,500	3,269
American International Group, Inc.	74,712	4,330
Nationwide Financial Services, Inc. Class A	57,700	1,624
		12,216
TOTAL FINANCIALS		97,346
HEALTH CARE - 16.3%
Biotechnology - 2.7%
Amgen, Inc. (a)	124,800	7,651
Cephalon, Inc. (a)	48,000	1,960
Genzyme Corp. - General Division (a)	70,000	2,820
MedImmune, Inc. (a)	36,300	1,280
Neurocrine Biosciences, Inc. (a)	18,700	846
Protein Design Labs, Inc. (a)	160,200	1,591
		16,148
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. (a)	228,600	9,841
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	156,700	$ 7,481
Stryker Corp.	41,300	2,768
		20,090
Health Care Providers & Services - 0.3%
Accredo Health, Inc. (a)	52,025	768
Laboratory Corp. of America Holdings (a)	38,800	1,143
		1,911
Pharmaceuticals - 9.9%
Abbott Laboratories	41,000	1,666
Allergan, Inc.	71,100	4,995
Bristol-Myers Squibb Co.	83,100	2,122
Eli Lilly & Co.	47,200	3,012
Johnson & Johnson	225,100	12,687
Merck & Co., Inc.	258,640	15,048
Mylan Laboratories, Inc.	62,950	1,780
Pfizer, Inc.	437,578	13,456
Schering-Plough Corp.	193,700	3,506
Wyeth	25,100	1,093
		59,365
TOTAL HEALTH CARE		97,514
INDUSTRIALS - 10.2%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	38,900	1,947
Northrop Grumman Corp.	18,900	1,662
		3,609
Air Freight & Logistics - 1.1%
FedEx Corp.	111,500	6,677
Airlines - 0.6%
Southwest Airlines Co.	207,500	3,312
Building Products - 0.6%
American Standard Companies, Inc. (a)	47,500	3,382
Commercial Services & Supplies - 0.4%
ChoicePoint, Inc. (a)	54,100	1,909
TMP Worldwide, Inc. (a)	47,600	798
		2,707
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Emerson Electric Co.	30,100	$ 1,526
Industrial Conglomerates - 3.7%
3M Co.	37,300	4,701
General Electric Co.	599,040	17,642
		22,343
Machinery - 1.6%
Caterpillar, Inc.	45,800	2,409
Graco, Inc.	117,450	3,606
Illinois Tool Works, Inc.	58,590	3,749
		9,764
Road & Rail - 1.3%
Union Pacific Corp.	134,200	7,988
TOTAL INDUSTRIALS		61,308
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 3.5%
Brocade Communications Systems, Inc. (a)	58,900	340
Cisco Systems, Inc. (a)	653,080	9,822
Juniper Networks, Inc. (a)	222,300	2,272
Motorola, Inc.	591,000	4,675
Nortel Networks Corp. (a)	533,100	1,375
UTStarcom, Inc. (a)	124,600	2,713
		21,197
Computers & Peripherals - 4.3%
Dell Computer Corp. (a)	411,900	11,908
EMC Corp. (a)	142,400	1,294
International Business Machines Corp.	130,000	11,037
Sun Microsystems, Inc. (a)	502,800	1,659
		25,898
Electronic Equipment & Instruments - 0.4%
Kyocera Corp.	16,600	813
Vishay Intertechnology, Inc. (a)	100,700	1,259
		2,072
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	70,200	1,740
Semiconductor Equipment & Products - 5.2%
Altera Corp. (a)	100,700	1,592
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Analog Devices, Inc. (a)	148,500	$ 4,918
Intel Corp.	522,800	9,620
Marvell Technology Group Ltd. (a)	70,100	1,618
Micrel, Inc. (a)	160,300	1,877
Micron Technology, Inc. (a)	119,100	1,012
QLogic Corp. (a)	12,100	532
Texas Instruments, Inc.	493,600	9,127
Tokyo Electron Ltd.	24,000	902
		31,198
Software - 6.9%
Microsoft Corp.	1,340,502	34,272
Oracle Corp. (a)	302,800	3,597
Reynolds & Reynolds Co. Class A	119,600	3,446
		41,315
TOTAL INFORMATION TECHNOLOGY		123,420
MATERIALS - 2.5%
Chemicals - 1.2%
Dow Chemical Co.	94,700	3,091
Monsanto Co.	159,600	2,777
PPG Industries, Inc.	26,600	1,290
		7,158
Containers & Packaging - 0.8%
Pactiv Corp. (a)	101,400	2,081
Smurfit-Stone Container Corp. (a)	190,025	2,674
		4,755
Metals & Mining - 0.2%
Kinross Gold Corp. (a)	10,200	63
Newmont Mining Corp. Holding Co.	39,300	1,062
		1,125
Paper & Forest Products - 0.3%
International Paper Co.	58,000	2,074
TOTAL MATERIALS		15,112
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.9%
KT Corp. sponsored ADR	110,000	$ 2,226
SBC Communications, Inc.	64,700	1,511
Verizon Communications, Inc.	206,200	7,708
		11,445
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	172,400	3,407
TOTAL TELECOMMUNICATION SERVICES		14,852
TOTAL COMMON STOCKS (Cost $562,277)		576,887
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 1.29% (b)	22,680,116	22,680
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	3,880,800	3,881
TOTAL MONEY MARKET FUNDS (Cost $26,561)		26,561
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $588,838)		603,448
NET OTHER ASSETS - (0.7)%		(4,047)
NET ASSETS - 100%		$ 599,401
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $548,120,000 and $454,155,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $42,000 for the period.
Income Tax Information
At April 30, 2003, the fund had a capital loss carryforward of approximately $222,809,000 of which $10,537,000, $113,921,000 and $98,351,000 will expire on April 30, 2009, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending April 30, 2004 approximately $29,425,000 of losses recognized during the period November 1, 2002 to April 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2003

Assets
Investment in securities, at value (including securities loaned of $3,733) (cost $588,838) - See accompanying schedule		$ 603,448
Receivable for investments sold		5,505
Receivable for fund shares sold		558
Dividends receivable		444
Interest receivable		29
Other receivables		1
Total assets		609,985

Liabilities
Payable for investments purchased	5,854
Payable for fund shares redeemed	523
Accrued management fee	175
Other payables and accrued expenses	151
Collateral on securities loaned, at value	3,881
Total liabilities		10,584

Net Assets		$ 599,401
Net Assets consist of:
Paid in capital		$ 845,136
Undistributed net investment income		979
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(261,327)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,613
Net Assets, for 51,647 shares outstanding		$ 599,401
Net Asset Value, offering price and redemption price per share ($599,401 ÷ 51,647 shares)		$ 11.61

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2003

Investment Income
Dividends		$ 7,058
Interest		444
Security lending		14
Total income		7,516

Expenses
Management fee Basic fee	$ 3,214
Performance adjustment	(1,003)
Transfer agent fees	1,956
Accounting and security lending fees	193
Non-interested trustees' compensation	2
Custodian fees and expenses	50
Registration fees	31
Audit	45
Legal	3
Miscellaneous	77
Total expenses before reductions	4,568
Expense reductions	(301)	4,267
Net investment income (loss)		3,249
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(91,008)
Foreign currency transactions	1
Total net realized gain (loss)		(91,007)
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,601)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(7,599)
Net gain (loss)		(98,606)
Net increase (decrease) in net assets resulting from operations		$ (95,357)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2003	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,249	$ 2,456
Net realized gain (loss)	(91,007)	(82,511)
Change in net unrealized appreciation (depreciation)	(7,599)	(44,587)
Net increase (decrease) in net assets resulting from operations	(95,357)	(124,642)
Distributions to shareholders from net investment income	(2,910)	(1,779)
Share transactions Net proceeds from sales of shares	203,858	166,863
Reinvestment of distributions	2,846	1,728
Cost of shares redeemed	(132,217)	(196,608)
Net increase (decrease) in net assets resulting from share transactions	74,487	(28,017)
Total increase (decrease) in net assets	(23,780)	(154,438)

Net Assets
Beginning of period	623,181	777,619
End of period (including undistributed net investment income of $979 and undistributed net investment income of $639, respectively)	$ 599,401	$ 623,181
Other Information Shares
Sold	17,621	11,246
Issued in reinvestment of distributions	236	117
Redeemed	(11,392)	(13,279)
Net increase (decrease)	6,465	(1,916)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.79	$ 16.51	$ 21.32	$ 18.39	$ 16.45
Income from Investment Operations
Net investment income (loss) B	.07	.05	- D	.01	.02
Net realized and unrealized gain (loss)	(2.19)	(2.73)	(4.01)	3.39	4.17
Total from investment operations	(2.12)	(2.68)	(4.01)	3.40	4.19
Distributions from net investment income	(.06)	(.04)	-	(.02)	(.02)
Distributions in excess of net investment income	-	-	(.01)	-	-
Distributions from net realized gain	-	-	(.63)	(.45)	(2.23)
Distributions in excess of net realized gain	-	-	(.16)	-	-
Total distributions	(.06)	(.04)	(.80)	(.47)	(2.25)
Net asset value, end of period	$ 11.61	$ 13.79	$ 16.51	$ 21.32	$ 18.39
Total Return A	(15.39)%	(16.25)%	(19.57)%	18.82%	29.48%
Ratios to Average Net Assets C
Expenses before expense reductions	.83%	.91%	.96%	.91%	.93%
Expenses net of voluntary waivers, if any	.83%	.91%	.96%	.91%	.93%
Expenses net of all reductions	.78%	.87%	.93%	.89%	.90%
Net investment income (loss)	.59%	.37%	(.01)%	.06%	.13%
Supplemental Data
Net assets, end of period (in millions)	$ 599	$ 623	$ 778	$ 1,115	$ 633
Portfolio turnover rate	86%	99%	118%	99%	100%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Large Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 49,989	|
Unrealized depreciation	(44,477)
Net unrealized appreciation (depreciation)	5,512
Undistributed ordinary income	986
Capital loss carryforward	(222,809)
Cost for federal income tax purposes	$ 597,936

The tax character of distributions paid was as follows:

	April 30, 2003	April 30, 2002
Ordinary Income	$ 2,910	$ 1,779

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .40% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .36% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $444 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $293 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $8.

8. Other Information.

At the end of the period, two unaffiliated shareholders were the owners of record of 23% of the total outstanding shares of the fund.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Large Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Stock Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the portfolio of investments, as of April 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Large Cap Stock Fund as of April 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 6, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Large Cap Stock (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Large Cap Stock. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Karen M. Firestone (47)

Year of Election or Appointment: 1999

Vice President of Large Cap Stock. Ms. Firestone is also Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Firestone managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Large Cap Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Large Cap Stock. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Large Cap Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Large Cap Stock. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1995 Assistant Treasurer of Large Cap Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Large Cap Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Large Cap Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Large Cap Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LCS-UANN-0603
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
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www.fidelity.com

Fidelity®

Mid-Cap Stock

Fund

Annual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2003	Past 1 year	Past 5 years	Life of fundA
Fidelity® Mid-Cap Stock Fund	-21.17%	4.26%	12.95%

A From March 29, 1994.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid-Cap Stock Fund on March 29, 1994, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's® MidCap 400 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Beso Sikharulidze, Portfolio Manager of Fidelity® Mid-Cap Stock Fund

The 12-month period that ended April 30, 2003, was a difficult and volatile time for equity investors. Early on, the markets struggled with corporate accounting scandals, disappointing earnings reports, stagnant economic growth, and concerns about potential terrorism and military action in Iraq. Despite a sharp rebound in October and November - particularly in the beaten-down technology and telecommunications sectors - 2002 marked the third consecutive year of declines for stocks. 2003 didn't start out much better. High energy prices sapped consumer spending, one of the economy's few bastions of strength. The eventual war with Iraq caused another sell-off in the market, as investors feared the conflict would last longer than expected. However, when the war did proceed quickly, equities recorded positive performance in March and April. For the 12 months overall, the large-cap-oriented Standard & Poor's 500SM Index dropped 13.31%, while the blue-chips' proxy Dow Jones Industrial AverageSM slid 12.75%. The technology-rich NASDAQ Composite® Index ended down 12.87%.

Fidelity Mid-Cap Stock Fund fell 21.17% during the past year, trailing the Standard and Poor's MidCap 400 Index and the Lipper SM mid cap funds average, which lost 17.51% and 18.44%, respectively. Most of the fund's underperformance came in the period's first half, as my focus on high-growth stocks hurt in a down market. While security selection was solid overall, we lost ground by overweighting technology, which, despite rebounding nicely in the second half, severely lagged the market during the spring and summer of 2002. At the same time, we were underexposed to regional banks and consumer staples that held up relatively well. Within tech, the fund held several semiconductor and electronic component manufacturers that struggled, including Fairchild Semiconductor and Arrow Electronics. Our biggest detractor by far was graphics-chip maker NVIDIA, which fell nearly 60% during the period. Elsewhere, my aggressive positioning in diversified financials - including Stilwell Financial and Investment Technology Group - hurt amid weak market conditions and low trading volumes. By contrast, good stock picking in consumer discretionary and telecommunication services contributed, led by International Game Technology and American Tower. Security selection in software also helped, as we owned convertible issues from such firms as Mercury Interactive that fared nicely.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Internet Security Systems, Inc.	1.2	1.2
NVIDIA Corp.	1.1	1.5
Affiliated Computer Services, Inc. Class A	1.0	0.5
Analog Devices, Inc.	1.0	1.1
Liberty Media Corp. Class A	0.9	0.7
Amphenol Corp. Class A	0.9	0.7
International Game Technology	0.9	1.3
Pride International, Inc.	0.9	0.6
Dean Foods Co.	0.8	0.9
ChoicePoint, Inc.	0.8	1.1
	9.5
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.1	26.6
Consumer Discretionary	17.4	15.2
Health Care	14.2	12.8
Financials	12.4	12.0
Industrials	8.7	9.8
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Stocks 83.5%		Stocks 79.6%
	Convertible Securities 9.2%		Convertible Securities 12.4%
	Short-Term Investments and Net Other Assets 7.3%		Short-Term Investments and Net Other Assets 8.0%
* Foreign investments	4.6%	** Foreign investments	4.6%

Annual Report

Investments April 30, 2003

Showing Percentage of Net Assets

Common Stocks - 83.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 0.1%
Gentex Corp. (a)	7,000	$ 211
Johnson Controls, Inc.	66,700	5,485
		5,696
Hotels, Restaurants & Leisure - 1.9%
Brinker International, Inc. (a)	135,500	4,302
California Pizza Kitchen, Inc. (a)	85,300	1,720
GTECH Holdings Corp. (a)	697,800	23,495
International Game Technology (a)	548,300	47,318
Outback Steakhouse, Inc.	487,400	17,420
Rare Hospitality International, Inc. (a)	382,600	11,145
		105,400
Household Durables - 2.7%
Clayton Homes, Inc.	385,000	4,778
D.R. Horton, Inc.	389,600	9,234
Garmin Ltd. (a)	401,200	17,003
Hovnanian Enterprises, Inc. Class A (a)	140,800	5,604
Lennar Corp.	484,848	26,298
Lennar Corp. Class B	48,484	2,596
Mohawk Industries, Inc. (a)	310,100	17,201
Pulte Homes, Inc.	432,100	25,057
Ryland Group, Inc.	214,900	11,654
Standard Pacific Corp.	385,500	11,661
Whirlpool Corp.	323,200	17,288
		148,374
Internet & Catalog Retail - 0.1%
USA Interactive (a)	278,100	8,329
Leisure Equipment & Products - 0.3%
Mattel, Inc.	652,800	14,192
Media - 6.5%
Belo Corp. Series A	917,030	20,642
Cablevision Systems Corp. - NY Group Class A (a)	508,500	11,401
Cumulus Media, Inc. Class A (a)	807,500	13,921
E.W. Scripps Co. Class A	139,700	11,071
Emmis Communications Corp. Class A (a)	667,100	12,655
Entercom Communications Corp. Class A (a)	814,600	39,581
Getty Images, Inc. (a)	210,300	7,119
Hispanic Broadcasting Corp. (a)	458,300	11,755
Lamar Advertising Co. Class A (a)	1,063,000	38,183
Lee Enterprises, Inc.	221,100	7,931
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp. Class A (a)	4,704,856	$ 51,753
LIN TV Corp. Class A	39,200	937
Macrovision Corp. (a)	285,000	5,036
Media General, Inc. Class A	86,700	4,765
Pixar (a)	187,300	10,936
Radio One, Inc. Class D (non-vtg.) (a)	2,753,930	42,135
Scholastic Corp. (a)	141,398	4,017
The New York Times Co. Class A	26,700	1,238
Univision Communications, Inc. Class A (a)	342,500	10,371
Washington Post Co. Class B	36,634	26,706
Westwood One, Inc. (a)	750,400	26,189
		358,342
Multiline Retail - 1.4%
99 Cents Only Stores (a)	204,500	6,025
Dollar General Corp.	409,800	5,958
Dollar Tree Stores, Inc. (a)	1,443,365	36,734
Fred's, Inc. Class A	451,700	14,658
Nordstrom, Inc.	268,500	4,653
Saks, Inc. (a)	1,226,900	10,981
		79,009
Specialty Retail - 3.8%
Abercrombie & Fitch Co. Class A (a)	542,500	17,837
Borders Group, Inc. (a)	1,076,700	17,227
CarMax, Inc. (a)	274,600	5,808
CDW Computer Centers, Inc. (a)	661,900	28,223
Limited Brands, Inc.	398,700	5,797
Linens 'N Things, Inc. (a)	1,152,500	24,421
Michaels Stores, Inc. (a)	691,400	21,599
PETsMART, Inc. (a)	1,036,500	15,682
Ross Stores, Inc.	545,600	20,678
Staples, Inc. (a)	341,100	6,495
United Rentals, Inc. (a)	588,200	6,058
Weight Watchers International, Inc. (a)	119,800	5,628
Williams-Sonoma, Inc. (a)	1,319,000	34,136
		209,589
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc. (a)	210,800	9,172
TOTAL CONSUMER DISCRETIONARY		938,103
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 4.3%
Beverages - 0.0%
Constellation Brands, Inc. Class A (a)	56,100	$ 1,504
Food & Drug Retailing - 0.5%
Performance Food Group Co. (a)	174,400	6,118
Whole Foods Market, Inc. (a)	410,900	24,391
		30,509
Food Products - 3.4%
Bunge Ltd.	770,900	21,593
Dean Foods Co. (a)	1,030,060	44,839
Dreyer's Grand Ice Cream, Inc.	406,600	25,974
Fresh Del Monte Produce, Inc.	196,100	3,820
Hershey Foods Corp.	74,500	4,861
Hormel Foods Corp.	888,800	20,451
McCormick & Co., Inc. (non-vtg.)	913,400	22,643
Saputo, Inc.	886,780	15,620
Smithfield Foods, Inc. (a)	299,500	5,870
The J.M. Smucker Co.	149,600	5,427
Tyson Foods, Inc. Class A	1,614,440	15,547
		186,645
Household Products - 0.3%
Energizer Holdings, Inc. (a)	371,800	10,715
The Dial Corp.	264,100	5,501
		16,216
Personal Products - 0.1%
Alberto-Culver Co. Class B	95,000	4,682
TOTAL CONSUMER STAPLES		239,556
ENERGY - 6.1%
Energy Equipment & Services - 3.3%
Diamond Offshore Drilling, Inc.	938,600	17,496
ENSCO International, Inc.	672,000	17,069
Grant Prideco, Inc. (a)	1,056,000	12,049
National-Oilwell, Inc. (a)	840,100	17,634
Noble Corp. (a)	570,700	17,663
Patterson-UTI Energy, Inc. (a)	314,300	10,400
Pride International, Inc. (a)	2,916,500	45,264
Rowan Companies, Inc.	1,331,000	27,286
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc. (a)	179,900	$ 6,397
Weatherford International Ltd. (a)	215,330	8,663
		179,921
Oil & Gas - 2.8%
Apache Corp.	373,905	21,406
Burlington Resources, Inc.	479,500	22,206
Devon Energy Corp.	411,155	19,427
Murphy Oil Corp.	461,300	19,213
Pioneer Natural Resources Co. (a)	437,200	10,458
Pogo Producing Co.	246,900	9,777
Teekay Shipping Corp.	154,000	5,844
Valero Energy Corp.	542,200	19,926
XTO Energy, Inc.	1,312,666	25,597
		153,854
TOTAL ENERGY		333,775
FINANCIALS - 12.2%
Banks - 3.2%
Banknorth Group, Inc.	338,600	8,086
City National Corp.	144,300	5,941
Commerce Bancorp, Inc., New Jersey	389,643	15,847
First Tennessee National Corp.	125,700	5,506
FNB Corp., Pennsylvania	87,200	2,653
Greenpoint Financial Corp.	357,600	17,079
Hibernia Corp. Class A	311,400	5,643
Hudson United Bancorp	37,200	1,240
M&T Bank Corp.	494,100	41,737
Marshall & Ilsley Corp.	186,600	5,490
New York Community Bancorp, Inc.	163,500	5,677
Roslyn Bancorp, Inc.	94,900	1,811
Silicon Valley Bancshares (a)	263,400	6,158
SouthTrust Corp.	203,000	5,453
Sovereign Bancorp, Inc.	1,825,300	28,201
Synovus Financial Corp.	724,500	14,106
Valley National Bancorp	217,770	5,762
		176,390
Diversified Financials - 3.8%
A.G. Edwards, Inc.	192,300	5,736
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Ameritrade Holding Corp. (a)	900,100	$ 4,519
Bear Stearns Companies, Inc.	167,400	11,189
CIT Group, Inc.	154,200	3,141
Eaton Vance Corp. (non-vtg.)	208,500	6,213
Federated Investors, Inc. Class B (non-vtg.)	1,243,300	33,930
Franklin Resources, Inc.	154,600	5,392
Investment Technology Group, Inc. (a)	1,225,000	17,505
Investors Financial Services Corp.	606,626	13,231
Janus Capital Group, Inc.	1,001,650	13,923
LaBranche & Co., Inc.	1,807,800	29,973
Legg Mason, Inc.	123,100	6,684
MBNA Corp.	330,800	6,252
Neuberger Berman, Inc.	165,500	5,081
Providian Financial Corp. (a)	843,100	6,214
Raymond James Financial, Inc.	78,100	2,240
SEI Investments Co.	585,300	15,411
Waddell & Reed Financial, Inc. Class A	961,400	19,228
		205,862
Insurance - 5.2%
ACE Ltd.	592,200	19,590
AFLAC, Inc.	263,200	8,609
Allstate Corp.	198,500	7,501
AMBAC Financial Group, Inc.	96,500	5,631
Arthur J. Gallagher & Co.	370,000	9,246
Brown & Brown, Inc.	125,400	4,486
Commerce Group, Inc., Massachusetts	292,500	10,840
Everest Re Group Ltd.	473,000	32,944
Fidelity National Financial, Inc.	307,400	10,575
First American Corp., California	645,200	17,098
Hartford Financial Services Group, Inc.	172,900	7,047
HCC Insurance Holdings, Inc.	1,035,400	28,474
IPC Holdings Ltd.	291,200	10,003
Nationwide Financial Services, Inc. Class A	584,400	16,451
Old Republic International Corp.	1,374,500	42,060
PartnerRe Ltd.	328,900	17,596
Radian Group, Inc.	710,300	28,199
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
The PMI Group, Inc.	165,000	$ 5,085
W.R. Berkley Corp.	134,700	6,255
		287,690
TOTAL FINANCIALS		669,942
HEALTH CARE - 13.4%
Biotechnology - 2.8%
Applera Corp. - Celera Genomics Group (a)	276,300	2,901
Biogen, Inc. (a)	331,700	12,601
Celgene Corp. (a)	419,400	11,160
Cephalon, Inc. (a)	265,500	10,843
Charles River Laboratories International, Inc. (a)	589,500	16,005
Gilead Sciences, Inc. (a)	689,400	31,809
IDEC Pharmaceuticals Corp. (a)	1,052,320	34,463
MedImmune, Inc. (a)	606,500	21,391
Millennium Pharmaceuticals, Inc. (a)	661,200	7,273
Neurocrine Biosciences, Inc. (a)	89,700	4,059
		152,505
Health Care Equipment & Supplies - 4.1%
Alcon, Inc.	154,600	6,810
Beckman Coulter, Inc.	471,500	18,327
Becton, Dickinson & Co.	332,500	11,771
Biomet, Inc.	626,900	19,095
C.R. Bard, Inc.	174,300	11,047
Cooper Companies, Inc.	340,200	9,492
CTI Molecular Imaging, Inc.	59,900	1,100
Cytyc Corp. (a)	406,700	5,368
DENTSPLY International, Inc.	462,400	17,317
Edwards Lifesciences Corp. (a)	858,400	24,782
Guidant Corp.	186,600	7,276
Hillenbrand Industries, Inc.	293,600	14,651
Mentor Corp.	261,800	4,846
Resmed, Inc. (a)	158,800	5,825
St. Jude Medical, Inc. (a)	565,300	29,656
Steris Corp. (a)	670,700	15,225
Varian Medical Systems, Inc. (a)	446,900	24,070
		226,658
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - 4.4%
AdvancePCS Class A (a)	705,300	$ 21,201
Aetna, Inc.	105,500	5,254
AmerisourceBergen Corp.	104,300	6,034
Apria Healthcare Group, Inc. (a)	604,900	14,185
Caremark Rx, Inc. (a)	915,120	18,220
Community Health Systems, Inc. (a)	1,645,100	31,257
Covance, Inc. (a)	268,500	4,761
Coventry Health Care, Inc. (a)	363,000	14,818
First Health Group Corp. (a)	572,400	14,339
Health Management Associates, Inc. Class A	425,600	7,261
Health Net, Inc. (a)	943,600	24,619
Henry Schein, Inc. (a)	124,100	5,355
Laboratory Corp. of America Holdings (a)	419,100	12,347
LifePoint Hospitals, Inc. (a)	268,600	5,243
McKesson Corp.	192,700	5,345
Patterson Dental Co. (a)	343,359	13,793
Quest Diagnostics, Inc. (a)	213,600	12,763
UnitedHealth Group, Inc.	61,000	5,620
Universal Health Services, Inc. Class B (a)	428,600	16,574
WellPoint Health Networks, Inc. (a)	56,800	4,313
		243,302
Pharmaceuticals - 2.1%
Allergan, Inc.	133,600	9,385
Atrix Laboratories, Inc. (a)	822,300	14,440
Barr Laboratories, Inc. (a)	290,950	16,177
Biovail Corp. (a)	514,700	18,789
Endo Pharmaceuticals Holdings, Inc. (a)	68,700	1,135
IVAX Corp. (a)	392,600	6,309
Medicis Pharmaceutical Corp. Class A (a)	94,000	5,418
Mylan Laboratories, Inc.	789,900	22,330
Novartis AG sponsored ADR	169,700	6,700
Pharmaceutical Resources, Inc. (a)	323,800	14,231
		114,914
TOTAL HEALTH CARE		737,379
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 7.4%
Aerospace & Defense - 0.5%
L-3 Communications Holdings, Inc. (a)	574,000	$ 25,486
United Defense Industries, Inc. (a)	31,400	767
		26,253
Air Freight & Logistics - 0.4%
CNF, Inc.	404,500	12,273
FedEx Corp.	122,200	7,317
		19,590
Building Products - 0.6%
American Standard Companies, Inc. (a)	477,770	34,012
Commercial Services & Supplies - 3.7%
Adecco SA sponsored ADR	577,500	5,660
Aramark Corp. Class B (a)	236,700	5,435
Career Education Corp. (a)	102,400	6,157
Ceridian Corp. (a)	1,298,900	18,120
CheckFree Corp. (a)	199,300	5,495
ChoicePoint, Inc. (a)	1,229,240	43,368
Corinthian Colleges, Inc. (a)	265,730	12,168
DST Systems, Inc. (a)	538,100	16,520
Herman Miller, Inc.	270,300	4,728
Iron Mountain, Inc. (a)	169,900	6,771
Manpower, Inc.	421,900	13,872
Paychex, Inc.	267,616	8,334
Republic Services, Inc. (a)	1,049,500	22,522
Robert Half International, Inc. (a)	392,100	6,383
Rollins, Inc.	267,150	6,470
The BISYS Group, Inc. (a)	142,500	2,405
TMP Worldwide, Inc. (a)	443,800	7,443
Viad Corp.	588,300	11,831
		203,682
Construction & Engineering - 0.8%
Dycom Industries, Inc. (a)	799,200	8,823
Granite Construction, Inc.	1,026,400	17,244
Jacobs Engineering Group, Inc. (a)	479,080	19,714
		45,781
Machinery - 1.1%
AGCO Corp. (a)	312,000	5,682
Eaton Corp.	71,800	5,893
Harsco Corp.	166,200	5,729
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Kennametal, Inc.	581,912	$ 18,324
Pentair, Inc.	362,300	13,963
SPX Corp. (a)	300,000	10,140
		59,731
Trading Companies & Distributors - 0.3%
Fastenal Co.	438,000	15,150
MSC Industrial Direct Co., Inc. Class A (a)	85,100	1,574
		16,724
TOTAL INDUSTRIALS		405,773
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 2.1%
3Com Corp. (a)	1,969,100	10,239
Adtran, Inc. (a)	308,100	12,472
Advanced Fibre Communication, Inc. (a)	1,154,400	17,662
Foundry Networks, Inc. (a)	2,029,700	22,083
Harris Corp.	485,000	13,852
McDATA Corp. Class A (a)	1,065,100	11,269
Polycom, Inc. (a)	1,561,500	15,334
Tekelec (a)	573,300	6,169
Telefonaktiebolaget LM Ericsson ADR (a)	732,400	6,636
		115,716
Computers & Peripherals - 0.8%
Imation Corp. (a)	144,900	4,970
Network Appliance, Inc. (a)	499,300	6,631
SanDisk Corp. (a)	569,000	13,770
Storage Technology Corp. (a)	769,700	19,027
		44,398
Electronic Equipment & Instruments - 2.8%
Amphenol Corp. Class A (a)	1,087,830	48,180
Arrow Electronics, Inc. (a)	1,997,087	33,711
Avnet, Inc. (a)	493,120	6,287
AVX Corp.	1,020,200	10,845
Ingram Micro, Inc. Class A (a)	2,349,300	23,493
Tech Data Corp. (a)	363,991	8,736
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Thermo Electron Corp. (a)	265,700	$ 4,828
Vishay Intertechnology, Inc. (a)	1,334,900	16,686
		152,766
Internet Software & Services - 1.5%
Internet Security Systems, Inc. (a)(c)	4,949,506	64,938
Overture Services, Inc. (a)	1,465,700	15,683
		80,621
IT Consulting & Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	1,180,200	56,296
CACI International, Inc. Class A (a)	148,000	5,170
Cognizant Technology Solutions Corp. Class A (a)	104,071	1,869
SunGard Data Systems, Inc. (a)	371,740	7,992
		71,327
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	175,100	11,674
Semiconductor Equipment & Products - 5.8%
Advanced Micro Devices, Inc. (a)	2,569,200	19,115
Analog Devices, Inc. (a)	1,679,900	55,638
Atmel Corp. (a)	2,651,700	4,879
Cabot Microelectronics Corp. (a)	248,800	10,753
Cree, Inc. (a)	295,900	5,903
Cymer, Inc. (a)	608,820	17,382
Fairchild Semiconductor International, Inc. Class A (a)	672,400	7,981
Integrated Device Technology, Inc. (a)	631,800	6,526
International Rectifier Corp. (a)	240,800	5,447
Intersil Corp. Class A (a)	570,276	10,550
KLA-Tencor Corp. (a)	615,900	25,252
LAM Research Corp. (a)	814,900	11,840
Marvell Technology Group Ltd. (a)	262,700	6,063
Micrel, Inc. (a)	1,614,900	18,910
Microchip Technology, Inc.	788,900	16,401
NVIDIA Corp. (a)	4,416,519	63,024
Semtech Corp. (a)	568,800	9,044
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	1,401,700	11,732
United Microelectronics Corp. sponsored ADR (a)	3,187,200	10,327
Varian Semiconductor Equipment Associates, Inc. (a)	185,900	4,285
		321,052
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - 4.0%
Activision, Inc. (a)	994,200	$ 15,211
Adobe Systems, Inc.	160,000	5,530
Amdocs Ltd. (a)	421,500	7,444
BEA Systems, Inc. (a)	524,500	5,617
Business Objects SA sponsored ADR (a)	261,900	5,691
Cadence Design Systems, Inc. (a)	3,403,200	38,899
Cognos, Inc. (a)	227,800	6,198
Electronic Arts, Inc. (a)	492,300	29,179
Intuit, Inc. (a)	156,900	6,085
Mentor Graphics Corp. (a)	2,222,252	23,156
Micromuse, Inc. (a)	920,300	6,020
Reynolds & Reynolds Co. Class A	243,200	7,007
Symantec Corp. (a)	382,749	16,822
Synopsys, Inc. (a)	560,579	27,267
TIBCO Software, Inc. (a)	820,700	4,046
VERITAS Software Corp. (a)	859,800	18,924
		223,096
TOTAL INFORMATION TECHNOLOGY		1,020,650
MATERIALS - 2.3%
Chemicals - 1.1%
Airgas, Inc. (a)	887,800	17,960
Crompton Corp.	367,400	2,359
Cytec Industries, Inc. (a)	364,100	11,655
Engelhard Corp.	227,400	5,583
Ferro Corp.	448,400	10,600
International Flavors & Fragrances, Inc.	147,300	4,681
Olin Corp.	139,474	2,527
Praxair, Inc.	92,500	5,372
Spartech Corp.	65,000	1,407
		62,144
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	43,200	1,277
Containers & Packaging - 0.6%
Packaging Corp. of America (a)	1,011,600	19,028
Pactiv Corp. (a)	670,300	13,755
		32,783
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.2%
Barrick Gold Corp.	304,500	$ 4,629
Newmont Mining Corp. Holding Co.	184,400	4,982
		9,611
Paper & Forest Products - 0.4%
Boise Cascade Corp.	205,500	4,720
Bowater, Inc.	349,700	13,614
Louisiana-Pacific Corp. (a)	611,700	4,943
		23,277
TOTAL MATERIALS		129,092
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Broadwing, Inc. (a)	280,000	1,296
Citizens Communications Co. (a)	1,677,000	18,330
		19,626
Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc.	348,205	15,004
TOTAL TELECOMMUNICATION SERVICES		34,630
UTILITIES - 1.7%
Electric Utilities - 0.4%
FirstEnergy Corp.	156,800	5,289
Northeast Utilities	848,100	12,654
Wisconsin Energy Corp.	216,000	5,687
		23,630
Gas Utilities - 0.7%
Kinder Morgan Management LLC	196,041	6,722
Kinder Morgan, Inc.	668,600	31,438
		38,160
Multi-Utilities & Unregulated Power - 0.6%
Equitable Resources, Inc.	481,600	18,503
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Questar Corp.	327,200	$ 9,881
Westar Energy, Inc.	148,800	2,092
		30,476
TOTAL UTILITIES		92,266
TOTAL COMMON STOCKS (Cost $4,641,017)		4,601,166
Convertible Preferred Stocks - 1.3%

ENERGY - 0.4%
Energy Equipment & Services - 0.4%
EVI, Inc. $2.50	455,900	23,137
FINANCIALS - 0.2%
Insurance - 0.2%
PartnerRe Ltd. $4.00	148,900	8,079
INDUSTRIALS - 0.7%
Commercial Services & Supplies - 0.7%
Cendant Corp. $3.875	1,051,000	40,860
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $67,357)		72,076
Convertible Bonds - 7.9%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Lamar Advertising Co. 5.25% 9/15/06	$ 21,940	22,338
ENERGY - 0.2%
Oil & Gas - 0.2%
Devon Energy Corp. 4.95% 8/15/08	10,000	10,200
HEALTH CARE - 0.8%
Biotechnology - 0.8%
Cephalon, Inc. 2.5% 12/15/06 (d)	7,447	6,888
Convertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
CV Therapeutics, Inc. 4.75% 3/7/07	$ 20,421	$ 17,103
Gilead Sciences, Inc. 5% 12/15/07	9,600	18,588
		42,579
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.6%
L-3 Communications Holdings, Inc. 4% 9/15/11 (d)	30,000	32,700
Construction & Engineering - 0.0%
Shaw Group, Inc. 0% 5/1/21	4,555	2,875
TOTAL INDUSTRIALS		35,575
INFORMATION TECHNOLOGY - 5.6%
Communications Equipment - 0.5%
Comverse Technology, Inc. 1.5% 12/1/05	25,355	23,485
McDATA Corp. 2.25% 2/15/10 (d)	1,434	1,859
		25,344
Electronic Equipment & Instruments - 1.7%
Electro Scientific Industries, Inc. 4.25% 12/21/06 (d)	20,300	17,864
Sanmina-SCI Corp. 0% 9/12/20	72,500	33,713
Solectron Corp. liquid yield option note 0% 5/8/20	57,250	35,781
Tech Data Corp. 2% 12/15/21 (d)	10,000	9,036
		96,394
Semiconductor Equipment & Products - 0.3%
ATMI, Inc. 5.25% 11/15/06 (d)	2,425	3,075
International Rectifier Corp. 4.25% 7/15/07	14,500	13,195
		16,270
Software - 3.1%
BEA Systems, Inc. 4% 12/15/06	67,700	63,834
Mercury Interactive Corp. 4.75% 7/1/07	69,700	68,739
Network Associates, Inc. 5.25% 8/15/06 (d)	1,075	1,150
Symantec Corp. 3% 11/1/06 (d)	24,700	36,047
		169,770
TOTAL INFORMATION TECHNOLOGY		307,778
Convertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. 4.75% 7/1/07	$ 13,900	$ 13,761
TOTAL CONVERTIBLE BONDS (Cost $380,815)		432,231
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	301,605,255	301,605
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	15,913,700	15,914
TOTAL MONEY MARKET FUNDS (Cost $317,519)		317,519
Cash Equivalents - 2.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.27%, dated 4/30/03 due 5/1/03) (Cost $118,071)	$ 118,075	118,071
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $5,524,779)		5,541,063
NET OTHER ASSETS - (0.6)%		(33,612)
NET ASSETS - 100%		$ 5,507,451
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $108,619,000 or 2.0% of net assets.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.0%
BBB	0.2%
BB	2.4%
B	2.9%
CCC,CC,C	0.0%
Not Rated	2.4%
Equities	84.8%
Short-Term Investments and Net Other Assets	7.3%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $6,217,525,000 and $6,359,678,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $803,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $24,066,000. The weighted average interest rate was 1.94%. Interest expense includes $21,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $45,999,000. The weighted average interest rate was 1.96%. Interest expense includes $12,000 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Income Tax Information
At April 30, 2003, the fund had a capital loss carryforward of approximately $1,572,895,000 of which $496,233,000 and $1,076,662,000 will expire on April 30, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending April 30, 2004 approximately $171,065,000 of losses recognized during the period November 1, 2002 to April 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2003

Assets
Investment in securities, at value (including securities loaned of $14,877 and repurchase agreements of $118,071) (cost $5,524,779) - See accompanying schedule		$ 5,541,063
Cash		34
Receivable for investments sold		117,917
Receivable for fund shares sold		7,129
Dividends receivable		2,397
Interest receivable		4,615
Other receivables		15
Total assets		5,673,170

Liabilities
Payable for investments purchased	$ 143,297
Payable for fund shares redeemed	4,388
Accrued management fee	1,604
Other payables and accrued expenses	516
Collateral on securities loaned, at value	15,914
Total liabilities		165,719

Net Assets		$ 5,507,451
Net Assets consist of:
Paid in capital		$ 7,269,847
Undistributed net investment income		27,126
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,805,808)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,286
Net Assets, for 327,799 shares outstanding		$ 5,507,451
Net Asset Value, offering price and redemption price per share ($5,507,451 ÷ 327,799 shares)		$ 16.80

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2003

Investment Income
Dividends		$ 28,808
Interest		44,918
Security lending		1,291
Total income		75,017

Expenses
Management fee Basic fee	$ 31,115
Performance adjustment	(9,166)
Transfer agent fees	15,895
Accounting and security lending fees	699
Non-interested trustees' compensation	20
Custodian fees and expenses	112
Registration fees	69
Audit	71
Legal	35
Interest	33
Miscellaneous	415
Total expenses before reductions	39,298
Expense reductions	(4,389)	34,909
Net investment income (loss)		40,108
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of ($35,949) on sales of investments in affiliated issuers)	(1,144,397)
Foreign currency transactions	36
Total net realized gain (loss)		(1,144,361)
Change in net unrealized appreciation (depreciation) on: Investment securities	(321,527)
Assets and liabilities in foreign currencies	(5)
Total change in net unrealized appreciation (depreciation)		(321,532)
Net gain (loss)		(1,465,893)
Net increase (decrease) in net assets resulting from operations		$ (1,425,785)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2003	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,108	$ 51,695
Net realized gain (loss)	(1,144,361)	(567,674)
Change in net unrealized appreciation (depreciation)	(321,532)	(267,631)
Net increase (decrease) in net assets resulting from operations	(1,425,785)	(783,610)
Distributions to shareholders from net investment income	(28,295)	(46,187)
Share transactions Net proceeds from sales of shares	1,701,519	2,569,867
Reinvestment of distributions	27,498	44,723
Cost of shares redeemed	(1,495,416)	(2,015,136)
Net increase (decrease) in net assets resulting from share transactions	233,601	599,454
Redemption fees	287	333
Total increase (decrease) in net assets	(1,220,192)	(230,010)

Net Assets
Beginning of period	6,727,643	6,957,653
End of period (including undistributed net investment income of $27,126 and undistributed net investment income of $21,939, respectively)	$ 5,507,451	$ 6,727,643
Other Information Shares
Sold	100,814	115,295
Issued in reinvestment of distributions	1,550	1,895
Redeemed	(88,651)	(91,295)
Net increase (decrease)	13,713	25,895

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.42	$ 24.14	$ 25.13	$ 19.22	$ 18.80
Income from Investment Operations
Net investment income (loss) B	.13	.18D	.20	(.04)	.01
Net realized and unrealized gain (loss)	(4.66)	(2.74)D	1.41	8.55	1.69
Total from investment operations	(4.53)	(2.56)	1.61	8.51	1.70
Distributions from net investment income	(.09)	(.16)	(.10)	(.01)	-
Distributions from net realized gain	-	-	(1.99)	(2.59)	(1.28)
Distributions in excess of net realized gain	-	-	(.51)	-	-
Total distributions	(.09)	(.16)	(2.60)	(2.60)	(1.28)
Redemption fees added to paid in capital B	- E	- E	- E	-	-
Net asset value, end of period	$ 16.80	$ 21.42	$ 24.14	$ 25.13	$ 19.22
Total Return A	(21.17)%	(10.67)%	6.47%	49.47%	9.92%
Ratios to Average Net Assets C
Expenses before expense reductions	.74%	.94%	.90%	.89%	.77%
Expenses net of voluntary waivers, if any	.74%	.94%	.90%	.89%	.77%
Expenses net of all reductions	.66%	.87%	.84%	.86%	.74%
Net investment income (loss)	.75%	.79% D	.81%	(.20)%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 5,507	$ 6,728	$ 6,958	$ 4,071	$ 1,709
Portfolio turnover rate	120%	200%	218%	205%	121%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Mid-Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 477,170
Unrealized depreciation	(507,835)
Net unrealized appreciation (depreciation)	(30,665)
Undistributed ordinary income	12,227
Capital loss carryforward	(1,572,895)
Cost for federal income tax purposes	$ 5,571,728

The tax character of distributions paid was as follows:

	April 30, 2003	April 30, 2002
Ordinary Income	$ 28,295	$ 46,187

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .41% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .30% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,169 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,323 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $64, respectively.

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Internet Security Systems, Inc.	$ 34,759	$ 72,397	$ -	$ 64,938
Invision Technologies, Inc.	-	30,681	-	-
On Assignment, Inc.	-	497	-	-
TOTALS	$ 34,759	$ 103,575	$ -	$ 64,938

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Mid-Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Mid-Cap Stock Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the portfolio of investments, as of April 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mid-Cap Stock Fund as of April 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 6, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Mid-Cap Stock (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Mid-Cap Stock. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Beso Sikharulidze (38)
Year of Election or Appointment: 2001 Vice President of Mid-Cap Stock. Prior to assuming his current responsibilities, Mr. Sikharulidze managed a variety of Fidelity funds.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Mid-Cap Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Mid-Cap Stock. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Mid-Cap Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Mid-Cap Stock. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1994 Assistant Treasurer of Mid-Cap Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Mid-Cap Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Mid-Cap Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Mid-Cap Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The fund designates 100% and 81% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund®

Contrafund II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MCS-UANN-0603
1.784726.100

Fidelity®

Small Cap Stock

Fund

Annual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain fund expenses, the Life of Fund returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2003	Past 1 year	Past 5 years	Life of fundA
Fidelity® Small Cap Stock Fund	-19.78%	3.95%	4.93%

A From March 12, 1998.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Stock Fund on March 12, 1998, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Russell 2000® Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Paul Antico, Portfolio Manager of Fidelity Small Cap Stock Fund

The 12-month period that ended April 30, 2003, was a difficult and volatile time for equity investors. Early on, the markets struggled with corporate accounting scandals, disappointing earnings reports, stagnant economic growth, and concerns about potential terrorism and military action in Iraq. Despite a sharp rebound in October and November - particularly in the beaten-down technology and telecommunications sectors - 2002 marked the third consecutive year of declines for stocks. 2003 didn't start out much better. High energy prices sapped consumer spending, one of the economy's few bastions of strength. The eventual war with Iraq caused another sell-off in the market, as investors feared the conflict would last longer than expected. However, when the war did proceed quickly, equities recorded positive performance in March and April. For the 12 months overall, the large-cap-oriented Standard & Poor's 500SM Index dropped 13.31%, while the blue-chips' proxy Dow Jones Industrial AverageSM slid 12.75%. The technology-rich NASDAQ Composite® Index ended down 12.87%.

During the 12-month period ending April 30, 2003, all major global equity markets suffered double-digit negative returns. Investors sought safety in the bond markets, where returns were comfortably positive, both for investment- and non-investment-grade securities. Fidelity Small Cap Stock Fund returned -19.78% during the period, but beat both the Russell 2000® Index and the LipperSM small cap funds average. Security selection within health care and telecommunications was a key driver of the fund's results. Within telecom, companies operating wireless communication towers, such as Crown Castle and American Tower, were particular standouts. On the down side, underweighting financial stocks and unfavorable stock selection within the industrials and technology groups detracted from the fund's relative performance. Owens-Illinois suffered after providing lower earnings guidance for 2003, primarily due to higher natural gas costs and lower North American glass shipments. Tech Data, which distributes technology products to medium and smaller businesses, was hurt along with many other technology distributors and resellers by the continuing sluggish environment for tech-related purchases.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
PETsMART, Inc.	3.7	2.7
Priority Healthcare Corp. Class B	3.7	1.9
Covance, Inc.	3.4	2.4
Ingram Micro, Inc. Class A	2.8	2.4
American Healthways, Inc.	2.7	2.2
Owens-Illinois, Inc.	2.5	3.5
Crown Castle International Corp. $3.125 PIERS	2.2	1.1
Connetics Corp.	1.6	1.0
Baldor Electric Co.	1.6	1.4
G&K Services, Inc. Class A	1.6	1.6
	25.8
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	23.1	15.9
Industrials	17.0	18.6
Consumer Discretionary	15.9	19.0
Information Technology	14.2	16.2
Financials	6.5	9.4
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Stocks 87.4%		Stocks 91.2%
	Convertible Securities 3.3%		Convertible Securities 2.9%
	Short-Term Investments and Net Other Assets 9.3%		Short-Term Investments and Net Other Assets 5.9%
* Foreign investments	16.6%	** Foreign investments	16.7%

Annual Report

Investments April 30, 2003

Showing Percentage of Net Assets

Common Stocks - 87.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.2%
Keystone Automotive Industries, Inc. (a)	141,000	$ 2,579
Hotels, Restaurants & Leisure - 1.6%
Ask Central PLC	1,368,700	2,705
Isle of Capri Casinos, Inc. (a)	241,659	3,120
Kerzner International Ltd. (a)	170,500	3,942
Paddy Power PLC	1,000,000	5,591
Worldwide Restaurant Concepts, Inc. (a)(c)	2,413,600	6,444
		21,802
Household Durables - 0.9%
Applica, Inc.	1,051,800	5,522
SEB SA	50,000	4,696
Snap-On, Inc.	100,800	2,958
		13,176
Internet & Catalog Retail - 0.5%
Nissen Co. Ltd.	375,000	4,053
Summit America Television, Inc. (a)	1,288,800	3,544
		7,597
Leisure Equipment & Products - 0.0%
Mega Bloks, Inc.	15,100	242
Mega Bloks, Inc. (a)(d)	22,400	359
		601
Media - 2.1%
Emmis Communications Corp. Class A (a)	322,600	6,120
Grupo Radio Centro SA de CV sponsored ADR (a)	491,000	1,812
Independent News & Media PLC:
rights 12/31/03 (a)	1,546,666	813
(Ireland)	5,800,000	7,653
Salem Communications Corp. Class A (a)	198,742	4,186
Trader Classified Media NV (A Shares) (a)	975,000	8,558
		29,142
Multiline Retail - 0.8%
Big Lots, Inc. (a)	67,300	843
Don Quijote Co. Ltd.	35,000	3,188
Merchant Retail Group PLC	4,000,000	7,745
		11,776
Specialty Retail - 8.3%
Aaron Rents, Inc.	267,700	5,983
Borders Group, Inc. (a)	425,500	6,808
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Christopher & Banks Corp. (a)	239,500	$ 6,026
Finish Line, Inc. Class A (a)	200,500	3,378
Foot Locker, Inc.	185,300	2,038
Forzani Group Ltd. Class A (a)	499,300	5,399
Hancock Fabrics, Inc.	118,900	1,855
Hibbett Sporting Goods, Inc. (a)	182,787	4,964
La Senza Corp. (sub. vtg.) (c)	659,900	4,235
PC Connection, Inc. (a)	224,900	1,583
PETCO Animal Supplies, Inc. (a)	388,300	8,205
PETsMART, Inc. (a)	3,486,799	52,763
Regis Corp.	160,200	4,538
Restoration Hardware, Inc. (a)	984,707	3,939
The Children's Place Retail Stores, Inc. (a)	295,400	4,490
The Men's Wearhouse, Inc. (a)	84,600	1,409
		117,613
Textiles, Apparel & Luxury Goods - 1.5%
Dan River, Inc. Class A (a)	500,100	1,480
Nautica Enterprises, Inc. (a)	108,900	1,239
Perry Ellis International, Inc. (a)	165,200	3,132
Puma AG	48,052	4,623
Russell Corp.	250,500	4,790
Unifirst Corp.	312,530	5,141
		20,405
TOTAL CONSUMER DISCRETIONARY		224,691
CONSUMER STAPLES - 2.1%
Food Products - 1.6%
AgriBioTech, Inc. warrants (a)	60,000	0
Central Garden & Pet Co. Class A (a)	229,400	5,558
Dairy Crest Group PLC	500,000	3,001
Dean Foods Co. (a)	131,170	5,710
Glanbia PLC	3,000,000	4,831
Interstate Bakeries Corp.	400,700	4,195
		23,295
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 0.5%
First Years, Inc.	270,900	$ 3,224
NBTY, Inc. (a)	248,600	3,853
		7,077
TOTAL CONSUMER STAPLES		30,372
ENERGY - 2.4%
Energy Equipment & Services - 1.3%
Carbo Ceramics, Inc.	102,400	3,852
CHC Helicopter Corp. Class A (sub. vtg.)	526,830	9,537
W-H Energy Services, Inc. (a)	250,000	4,500
		17,889
Oil & Gas - 1.1%
General Maritime Corp. (a)	255,900	2,224
Knightsbridge Tankers Ltd.	359,900	4,405
Stelmar Shipping Ltd. (a)	349,200	5,297
Teekay Shipping Corp.	94,800	3,598
		15,524
TOTAL ENERGY		33,413
FINANCIALS - 6.3%
Banks - 1.0%
Bank of Hawaii Corp.	143,300	4,723
Cassa Di Risparmio Di Firenze	2,429,200	3,091
Commerce Bancorp, Inc., New Jersey	50,719	2,063
EFC Bancorp, Inc.	79,600	1,592
Silicon Valley Bancshares (a)	95,200	2,226
		13,695
Diversified Financials - 0.5%
Farmer Mac Class C (non-vtg.) (a)	193,500	4,586
SoundView Technology Group, Inc. (a)	1,797,100	2,803
		7,389
Insurance - 3.9%
Arch Capital Group Ltd. (a)	202,101	7,035
HCC Insurance Holdings, Inc.	499,500	13,736
Markel Corp. (a)	24,500	5,938
Montpelier Re Holdings Ltd.	199,700	6,528
Navigators Group, Inc. (a)	100,117	2,688
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Ohio Casualty Corp. (a)	265,400	$ 3,324
PartnerRe Ltd.	213,400	11,417
Penn-America Group, Inc.	480,600	5,003
		55,669
Real Estate - 0.9%
Apartment Investment & Management Co. Class A	125,400	4,735
Correctional Properties Trust	261,500	5,766
Reckson Associates Realty Corp.	123,900	2,336
		12,837
TOTAL FINANCIALS		89,590
HEALTH CARE - 22.7%
Biotechnology - 3.5%
Actelion Ltd. (Reg.) (a)	100,000	6,412
Caliper Technologies Corp. (a)	903,900	3,082
Charles River Laboratories International, Inc. (a)	199,500	5,416
Connetics Corp. (a)	1,362,500	23,013
Geneprot, Inc. (e)	43,000	151
Human Genome Sciences, Inc. (a)	684,900	8,006
Myriad Genetics, Inc. (a)	304,600	3,631
		49,711
Health Care Equipment & Supplies - 2.0%
Coloplast AS Series B	60,000	4,442
Gyrus Group PLC (a)	2,700,000	8,620
Kensey Nash Corp. (a)	169,630	3,693
Respironics, Inc. (a)	212,200	8,153
Steris Corp. (a)	148,410	3,369
		28,277
Health Care Providers & Services - 16.9%
Accredo Health, Inc. (a)	258,406	3,817
American Healthways, Inc. (a)(c)	1,540,850	38,044
AMERIGROUP Corp. (a)	190,000	5,533
AmSurg Corp. (a)	280,100	7,274
Centene Corp. (a)	190,000	6,087
Covance, Inc. (a)	2,710,460	48,056
Hanger Orthopedic Group, Inc. (a)	580,600	5,986
ICON PLC sponsored ADR (a)	525,340	13,606
Inveresk Research Group, Inc.	200,200	2,879
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medical Staffing Network Holdings, Inc.	538,300	$ 4,032
Option Care, Inc. (a)	429,054	4,003
Pharmaceutical Product Development, Inc. (a)	274,300	7,178
Priority Healthcare Corp. Class B (a)(c)	2,273,720	51,841
ProxyMed, Inc. (a)	56,905	484
QMed, Inc. (a)	32,700	197
Renal Care Group, Inc. (a)	339,000	10,984
Sunrise Assisted Living, Inc. (a)	777,900	21,003
VCA Antech, Inc. (a)	294,500	4,944
VistaCare, Inc. Class A	141,900	2,873
		238,821
Pharmaceuticals - 0.3%
Galen Holdings PLC	500,000	3,541
TOTAL HEALTH CARE		320,350
INDUSTRIALS - 17.0%
Aerospace & Defense - 0.7%
BE Aerospace, Inc. (a)(c)	2,294,734	4,131
Orbital Sciences Corp. (a)	1,064,200	5,938
		10,069
Airlines - 0.5%
Alaska Air Group, Inc. (a)	144,500	2,576
Delta Air Lines, Inc.	300,700	3,846
		6,422
Commercial Services & Supplies - 9.3%
Bowne & Co., Inc.	261,000	2,944
Bright Horizons Family Solutions, Inc. (a)	120,919	3,631
Century Business Services, Inc. (a)	965,500	2,723
Childtime Learning Centers, Inc. (a)	76,521	69
Coinstar, Inc. (a)	698,430	12,774
Consolidated Graphics, Inc. (a)	174,800	3,339
Cornell Companies, Inc. (a)(c)	1,272,779	13,682
Danka Business Systems PLC sponsored ADR (a)	685,400	2,666
DeVry, Inc. (a)	221,700	5,130
G&K Services, Inc. Class A	808,660	22,101
infoUSA, Inc. (a)	695,260	3,671
Johnson Service Group PLC	943,000	4,407
Kroll, Inc. (a)	172,910	3,856
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Labor Ready, Inc. (a)(c)	2,867,200	$ 18,493
Mail-Well, Inc. (a)	2,307,600	6,507
Medialink Worldwide, Inc. (a)(c)	567,100	1,537
Mitie Group PLC	2,750,000	4,951
ProsoftTraining (a)(c)	1,595,980	239
Randstad Holdings NV	167,766	1,747
RemedyTemp, Inc. Class A (a)	243,700	2,851
Robert Walters PLC	1,000,000	984
United Stationers, Inc. (a)	219,200	5,943
Vedior NV (Certificaten Van Aandelen)	1,000,000	6,609
		130,854
Construction & Engineering - 0.4%
Granite Construction, Inc.	338,300	5,683
Electrical Equipment - 2.3%
A.O. Smith Corp.	262,700	7,834
Baldor Electric Co.	1,003,000	22,307
Hubbell, Inc. Class B	64,990	2,086
		32,227
Machinery - 3.5%
AGCO Corp. (a)	224,600	4,090
Albany International Corp. Class A	125,200	2,972
Astec Industries, Inc. (a)	30,200	247
CNH Global NV	300,000	2,619
Cummins, Inc.	100,000	2,711
IDEX Corp.	149,800	4,771
Kennametal, Inc.	106,582	3,356
Komax Holding AG (Reg.)	18,326	767
Navistar International Corp. (a)	226,500	6,319
Quixote Corp.	79,500	1,450
Saurer AG (Reg.) (a)	129,420	3,387
Terex Corp. (a)	325,700	5,390
Trinity Industries, Inc.	204,500	3,384
Wabtec Corp.	682,000	8,361
		49,824
Road & Rail - 0.3%
USFreightways Corp.	172,649	4,922
TOTAL INDUSTRIALS		240,001
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 0.8%
Bel Fuse, Inc. Class A (a)	103,200	$ 1,754
NetScreen Technologies, Inc. (a)	439,500	8,913
		10,667
Computers & Peripherals - 0.4%
Electronics for Imaging, Inc. (a)	286,000	5,491
Electronic Equipment & Instruments - 5.7%
Bell Microproducts, Inc. (a)	796,754	3,649
INFICON Holding AG sponsored ADR (a)	222,800	1,270
Ingram Micro, Inc. Class A (a)	3,990,600	39,906
Kingboard Chemical Holdings Ltd.	1,925,000	1,555
Pemstar, Inc. (a)	1,350,000	4,037
ScanSource, Inc. (a)	229,569	4,571
Spectris PLC	800,000	4,359
Tech Data Corp. (a)	686,400	16,474
Vishay Intertechnology, Inc. (a)	400,000	5,000
		80,821
Internet Software & Services - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(c)	2,100,337	5,776
DigitalThink, Inc. (a)	757,457	1,856
		7,632
IT Consulting & Services - 1.3%
MPS Group, Inc. (a)	2,654,600	17,919
Office Electronics - 0.8%
Canon Sales Co., Inc.	350,000	2,629
IKON Office Solutions, Inc.	1,122,600	8,711
		11,340
Semiconductor Equipment & Products - 2.5%
Advanced Power Technology, Inc. (a)	60,205	237
Atmel Corp. (a)	751,300	1,382
Cymer, Inc. (a)	150,000	4,283
Cypress Semiconductor Corp. (a)	925,600	8,071
DuPont Photomasks, Inc. (a)	418,600	7,782
Fairchild Semiconductor International, Inc. Class A (a)	640,300	7,600
Kontron AG (a)	909,224	3,406
Shinkawa Ltd.	1,800	26
Siliconix, Inc. (a)	71,501	2,020
		34,807
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.9%
iSoft Group PLC	800,000	$ 3,373
Mentor Graphics Corp. (a)	449,700	4,686
Novo Group Oyj	2,023,350	5,340
Phoenix Technologies Ltd. (a)(c)	2,172,245	9,840
RadiSys Corp. (a)	10,663	90
Vastera, Inc. (a)	855,475	4,089
		27,418
TOTAL INFORMATION TECHNOLOGY		196,095
MATERIALS - 5.4%
Chemicals - 0.9%
Celanese AG (Reg.)	152,940	3,386
Millennium Chemicals, Inc.	333,600	4,640
Olin Corp.	231,900	4,202
		12,228
Containers & Packaging - 2.8%
Airspray NV	227,764	4,587
Owens-Illinois, Inc. (a)	3,862,100	34,334
		38,921
Metals & Mining - 1.2%
AUR Resources, Inc. (a)	2,848,300	7,153
Gerdau AmeriSteel Corp. (a)	2,681,700	2,844
IPSCO, Inc.	304,400	2,548
Steel Dynamics, Inc. (a)	392,263	4,746
		17,291
Paper & Forest Products - 0.5%
Boise Cascade Corp.	225,000	5,168
Tembec, Inc. (a)	451,630	2,290
		7,458
TOTAL MATERIALS		75,898
TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
American Tower Corp. Class A (a)	2,882,900	19,142
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
At Road, Inc. (a)	113,799	$ 729
SBA Communications Corp. Class A (a)(c)	2,515,100	4,200
		24,071
TOTAL COMMON STOCKS (Cost $1,226,510)		1,234,481
Convertible Preferred Stocks - 2.8%

HEALTH CARE - 0.4%
Biotechnology - 0.0%
Lifelink Monitoring Corp. Series A (e)	1,421,380	497
Health Care Providers & Services - 0.4%
Lifemasters Supported Selfcare, Inc. Series F (e)	461,818	5,100
TOTAL HEALTH CARE		5,597
MATERIALS - 0.2%
Containers & Packaging - 0.2%
Owens-Illinois, Inc. $2.375	74,300	1,932
TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
Crown Castle International Corp. $3.125 PIERS	985,000	31,520
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,344)		39,049
Convertible Bonds - 0.5%
	Principal Amount (000s)
FINANCIALS - 0.2%
Insurance - 0.2%
Ohio Casualty Corp. 5% 3/19/22 (d)	$ 3,064	2,980
INFORMATION TECHNOLOGY - 0.3%
IT Consulting & Services - 0.3%
CNET, Inc. 5% 3/1/06	5,300	4,293
TOTAL CONVERTIBLE BONDS (Cost $6,689)		7,273
Money Market Funds - 12.5%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.29% (b)	121,318,812	$ 121,319
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	55,914,701	55,915
TOTAL MONEY MARKET FUNDS (Cost $177,234)		177,234
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,445,777)		1,458,037
NET OTHER ASSETS - (3.2)%		(45,501)
NET ASSETS - 100%		$ 1,412,536
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,339,000 or 0.2% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneprot, Inc.	7/7/00	$ 237
Lifelink Monitoring Corp. Series A	11/28/00 - 11/14/02	$ 6,012
Lifemasters Supported Selfcare, Inc. Series F	6/24/02	$ 5,100
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.4%
United Kingdom	3.2
Canada	2.4
Ireland	2.4
Bermuda	2.1
Netherlands	1.7
Others (individually less than 1%)	4.8
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $1,773,288,000 and $1,560,302,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $365,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,748,000 or 0.4% of net assets.

Income Tax Information
The fund hereby designates approximately $37,297,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.
At April 30, 2003, the fund had a capital loss carryforward of approximately $110,254,000 all of which will expire on April 30, 2011.
The fund intends to elect to defer to its fiscal year ending April 30, 2004 approximately $55,090,000 of losses recognized during the period November 1, 2002 to April 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2003

Assets
Investment in securities, at value (including securities loaned of $53,436) (cost $1,445,777) - See accompanying schedule		$ 1,458,037
Receivable for investments sold		26,281
Receivable for fund shares sold		1,034
Dividends receivable		2,385
Interest receivable		158
Redemption fees receivable		1
Other receivables		199
Total assets		1,488,095

Liabilities
Payable to custodian bank	$ 152
Payable for investments purchased	16,689
Payable for fund shares redeemed	1,683
Accrued management fee	1,052
Other payables and accrued expenses	68
Collateral on securities loaned, at value	55,915
Total liabilities		75,559

Net Assets		$ 1,412,536
Net Assets consist of:
Paid in capital		$ 1,596,146
Undistributed net investment income		885
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(196,791)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,296
Net Assets, for 119,054 shares outstanding		$ 1,412,536
Net Asset Value, offering price and redemption price per share ($1,412,536 ÷ 119,054 shares)		$ 11.86

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2003

Investment Income
Dividends (including $69 received from affiliated issuers)		$ 12,237
Interest		3,723
Security lending		679
Total income		16,639

Expenses
Management fee Basic fee	$ 10,661
Performance adjustment	2,384
Transfer agent fees	3,634
Accounting and security lending fees	346
Non-interested trustees' compensation	6
Custodian fees and expenses	215
Registration fees	48
Audit	30
Legal	8
Miscellaneous	84
Total expenses before reductions	17,416
Expense reductions	(1,463)	15,953
Net investment income (loss)		686
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(34,740) on sales of investments in affiliated issuers)	(185,210)
Foreign currency transactions	(37)
Total net realized gain (loss)		(185,247)
Change in net unrealized appreciation (depreciation) on: Investment securities	(184,087)
Assets and liabilities in foreign currencies	11
Total change in net unrealized appreciation (depreciation)		(184,076)
Net gain (loss)		(369,323)
Net increase (decrease) in net assets resulting from operations		$ (368,637)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2003	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 686	$ 3,174
Net realized gain (loss)	(185,247)	37,854
Change in net unrealized appreciation (depreciation)	(184,076)	144,006
Net increase (decrease) in net assets resulting from operations	(368,637)	185,034
Distributions to shareholders from net investment income	-	(1,837)
Distributions to shareholders from net realized gain	(37,436)	-
Total distributions	(37,436)	(1,837)
Share transactions Net proceeds from sales of shares	415,462	600,152
Reinvestment of distributions	35,996	1,765
Cost of shares redeemed	(390,251)	(196,707)
Net increase (decrease) in net assets resulting from share transactions	61,207	405,210
Redemption fees	3,235	2,556
Total increase (decrease) in net assets	(341,631)	590,963

Net Assets
Beginning of period	1,754,167	1,163,204
End of period (including undistributed net investment income of $885 and undistributed net investment income of $635, respectively)	$ 1,412,536	$ 1,754,167
Other Information Shares
Sold	33,192	42,220
Issued in reinvestment of distributions	2,558	125
Redeemed	(32,792)	(14,607)
Net increase (decrease)	2,958	27,738

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.11	$ 13.16	$ 13.74	$ 9.46	$ 10.55
Income from Investment Operations
Net investment income (loss) B	.01	.03	.05	-D	-D
Net realized and unrealized gain (loss)	(2.98)	1.91	.02	4.22	(1.20)
Total from investment operations	(2.97)	1.94	.07	4.22	(1.20)
Distributions from net investment income	-	(.02)	(.04)	-	(.01)
Distributions in excess of net investment income	-	-	-	-	(.01)
Distributions from net realized gain	(.31)	-	(.49)	-	-
Distributions in excess of net realized gain	-	-	(.16)	-	-
Total distributions	(.31)	(.02)	(.69)	-	(.02)
Redemption fees added to paid in capital B	.03	.03	.04	.06	.13
Net asset value, end of period	$ 11.86	$ 15.11	$ 13.16	$ 13.74	$ 9.46
Total Return A	(19.78)%	14.98%	.78%	45.24%	(10.12)%
Ratios to Average Net Assets C
Expenses before expense reductions	1.20%	1.12%	1.10%	1.17%	1.04%
Expenses net of voluntary waivers, if any	1.20%	1.12%	1.10%	1.17%	1.04%
Expenses net of all reductions	1.10%	1.07%	1.05%	1.13%	.99%
Net investment income (loss)	.05%	.24%	.36%	(.01)%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 1,413	$ 1,754	$ 1,163	$ 967	$ 426
Portfolio turnover rate	116%	132%	126%	120%	170%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Small Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 140,101
Unrealized depreciation	(158,105)
Net unrealized appreciation (depreciation)	(18,004)
Capital loss carryforward	(110,254)
Cost for federal income tax purposes	$ 1,476,041

The tax character of distributions paid was as follows:

	April 30, 2003	April 30, 2002
Ordinary Income	$ 139	$ 1,777
Long-term Capital Gains	37,297	60
Total	$ 37,436	$ 1,837

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. Redemptions on or prior to October 18, 2002 of shares held less than three years were subject to a trading fee equal to 2.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .90% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .25% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,880 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,457 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Expense Reductions - continued

uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $4 and $2, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Advanced Power Technology, Inc.	$ -	$ 697	$ -	$ -
Allscripts Healthcare Solutions, Inc.	551	-	-	5,776
American Healthways, Inc.	14,371	20,224	-	38,044
Applica, Inc.	8,992	8,748	-	-
Applied Extrusion Technologies, Inc	743	4,536	-	-
Ashworth, Inc.	-	4,753	-	-
Ask Jeeves, Inc.	1,197	2,985	-	-
BE Aerospace, Inc.	782	-	-	4,131
Bell Microproducts, Inc.	1,643	3,170	-	-
Checkers Drive-In Restaurants, Inc.	-	432	-	-
Childtime Learning Centers, Inc.	-	2,485	-	-
Cornell Companies, Inc.	371	473	-	13,682
Infinium Software, Inc.	1,364	1,576	-	-
Ivaco, Inc. Class A (sub. vtg.)	341	400	-	-
La Senza Corp. (sub. vtg.)	-	-	43	4,235
Labor Ready, Inc.	3,274	-	-	18,493
Matria Healthcare, Inc.	-	7,713	-	-
Medialink Worldwide, Inc.	-	-	-	1,537
Novo Group Oyj	-	-	-	-
Phoenix Technologies Ltd.	2,862	223	-	9,840
Priority Healthcare Corp. Class B	1,195	-	-	51,841
ProsoftTraining	-	8,184	-	239
SBA Communications Corp. Class A	275	-	-	4,200
TALX Corp.	1,743	3,904	26	-
Teleplan International NV	1,575	5,940	-	-
U.S. Physical Therapy, Inc.	2,028	2,194	-	-
Worldwide Restaurant Concepts, Inc.	-	956	-	6,444
Totals	$ 43,307	$ 79,593	$ 69	$ 158,462

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Small Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Small Cap Stock Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the portfolio of investments, as of April 30, 2003, and the related statements of operations for the year ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Small Cap Stock Fund as of April 30, 2003, and the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 6, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Small Cap Stock (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Small Cap Stock. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Paul Antico (34)
Year of Election or Appointment: 1999 Vice President of Small Cap Stock. Prior to assuming his current responsibilities, Mr. Antico managed a variety of Fidelity funds.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Small Cap Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Small Cap Stock. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Small Cap Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Small Cap Stock. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1998 Assistant Treasurer of Small Cap Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Small Cap Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Small Cap Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Small Cap Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

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Annual Report

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Annual Report

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Fidelity®

Small Cap Retirement

Fund

Annual Report

April 30, 2003

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Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2003	Past 1 year	Life of fundA
Fidelity® Small Cap Retirement Fund	-24.06%	2.44%

A From September 26, 2000.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Retirement Fund on September 26, 2000, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Russell 2000® Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jamie Harmon, Portfolio Manager of Fidelity ® Small Cap Retirement Fund

The 12-month period that ended April 30, 2003, was a difficult and volatile time for equity investors. Early on, the markets struggled with corporate accounting scandals, disappointing earnings reports, stagnant economic growth, and concerns about potential terrorism and military action in Iraq. Despite a sharp rebound in October and November - particularly in the beaten-down technology and telecommunications sectors - 2002 marked the third consecutive year of declines for stocks. 2003 didn't start out much better. High energy prices sapped consumer spending, one of the economy's few bastions of strength. The eventual war with Iraq caused another sell-off in the market, as investors feared the conflict would last longer than expected. However, when the war did proceed quickly, equities recorded positive performance in March and April. For the 12 months overall, the large-cap-oriented Standard & Poor's 500SM Index dropped 13.31%, while the blue-chips' proxy Dow Jones Industrial AverageSM slid 12.75%. The technology-rich NASDAQ Composite® Index ended down 12.87%.

Against this market backdrop, Fidelity Small Cap Retirement Fund returned -24.06% for the 12-month period ending April 30, 2003, underperforming the Russell 2000 ® Index's return of -20.76% and the LipperSM small cap funds average return of -20.69% for the same time period. The fund benefited from its holdings in Corrections Corp. of America, an owner and operator of prisons, as well as other security-related positions, such as Kroll. The fund's health care holdings also helped performance, with the boost coming from the equipment and services group. Respironics, a manufacturer of medical devices used to treat respiratory disorders, was a strong contributor. Hurting the fund was an underweighted position in financials, one of the best-performing sectors in the Russell 2000 Index for the trailing year. Fund holdings in the weak technology sector also dampened performance for the 12-month period. Oak Technology and Conexant Systems, two chip producers, saw their stock prices decline along with the rest of their competitors, all hurt by slowing demand for technology-related products. I sold these two stocks from the portfolio at period end.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Corrections Corp. of America	4.7	4.0
Universal Health Services, Inc. Class B	2.7	1.7
Philadelphia Consolidated Holding Corp.	2.5	2.0
Renal Care Group, Inc.	2.3	2.2
Fisher Scientific International, Inc.	2.3	2.1
First Health Group Corp.	2.1	1.3
Respironics, Inc.	2.0	0.9
Alliant Techsystems, Inc.	1.9	1.9
Kroll, Inc.	1.9	0.5
AmSurg Corp.	1.9	0.0
	24.3
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	41.5	25.8
Financials	17.3	17.7
Industrials	10.4	12.5
Consumer Discretionary	8.2	11.8
Materials	4.6	5.5
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Stocks 92.8%		Stocks 94.7%
	Short-Term Investments and Net Other Assets 7.2%		Short-Term Investments and Net Other Assets 5.3%
* Foreign investments	8.8%	** Foreign investments	9.0%

Annual Report

Investments April 30, 2003

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 1.2%
Keystone Automotive Industries, Inc. (a)	35,008	$ 640,296
Hotels, Restaurants & Leisure - 3.1%
Ambassadors Group, Inc. (a)	10,162	127,533
Applebee's International, Inc.	16,901	463,087
Boyd Gaming Corp. (a)	9,600	136,800
CBRL Group, Inc.	8,300	264,604
O'Charleys, Inc. (a)	13,400	271,216
Ruby Tuesday, Inc.	15,800	311,260
		1,574,500
Internet & Catalog Retail - 0.7%
FTD, Inc. Class A (a)	15,640	374,875
Leisure Equipment & Products - 0.5%
Leapfrog Enterprises, Inc. Class A	10,600	283,020
Multiline Retail - 0.6%
Dollar Tree Stores, Inc. (a)	11,300	287,585
Specialty Retail - 1.4%
Finish Line, Inc. Class A (a)	13,900	234,215
O'Reilly Automotive, Inc. (a)	3,400	100,844
Regis Corp.	12,960	367,157
		702,216
Textiles, Apparel & Luxury Goods - 0.7%
Guess?, Inc. (a)	18,000	72,540
Unifirst Corp.	16,150	265,668
		338,208
TOTAL CONSUMER DISCRETIONARY		4,200,700
CONSUMER STAPLES - 2.3%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	3,600	182,549
Food Products - 1.0%
American Italian Pasta Co. Class A (a)	5,800	255,780
The J.M. Smucker Co.	7,100	257,588
		513,368
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - 1.0%
Church & Dwight Co., Inc.	4,000	$ 125,880
The Dial Corp.	18,800	391,604
		517,484
TOTAL CONSUMER STAPLES		1,213,401
ENERGY - 4.4%
Energy Equipment & Services - 4.2%
Carbo Ceramics, Inc.	13,000	489,060
FMC Technologies, Inc. (a)	2,500	47,050
Helmerich & Payne, Inc.	4,900	126,077
Maverick Tube Corp. (a)	8,300	147,657
National-Oilwell, Inc. (a)	16,320	342,557
Patterson-UTI Energy, Inc. (a)	2,200	72,798
Superior Energy Services, Inc. (a)	7,400	66,970
Tidewater, Inc.	12,800	344,320
W-H Energy Services, Inc. (a)	27,450	494,100
		2,130,589
Oil & Gas - 0.2%
Prima Energy Corp. (a)	5,967	117,138
TOTAL ENERGY		2,247,727
FINANCIALS - 17.3%
Banks - 0.9%
Harbor Florida Bancshares, Inc.	5,700	151,791
Provident Financial Services, Inc. (a)	18,700	317,713
		469,504
Insurance - 11.7%
Arch Capital Group Ltd. (a)	9,400	327,214
Berkshire Hathaway, Inc. Class A (a)	11	767,966
HCC Insurance Holdings, Inc.	20,800	572,000
Hilb, Rogal & Hamilton Co.	10,900	387,495
IPC Holdings Ltd.	8,359	287,132
Montpelier Re Holdings Ltd.	15,300	500,157
PartnerRe Ltd.	9,700	518,950
Philadelphia Consolidated Holding Corp. (a)	33,044	1,289,046
PXRE Group Ltd.	5,900	127,204
RenaissanceRe Holdings Ltd.	13,461	596,188
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
RLI Corp.	16,300	$ 481,665
StanCorp Financial Group, Inc.	2,800	150,360
		6,005,377
Real Estate - 4.7%
Corrections Corp. of America (a)	114,075	2,424,095
TOTAL FINANCIALS		8,898,976
HEALTH CARE - 41.5%
Biotechnology - 0.3%
Embrex, Inc. (a)	15,737	140,846
Health Care Equipment & Supplies - 8.5%
Beckman Coulter, Inc.	15,300	594,711
Cooper Companies, Inc.	19,600	546,840
DENTSPLY International, Inc.	12,186	456,366
Edwards Lifesciences Corp. (a)	14,800	427,276
Fisher Scientific International, Inc. (a)	40,500	1,166,805
Orthologic Corp. (a)	2,900	9,802
Respironics, Inc. (a)	27,380	1,051,940
Young Innovations, Inc. (a)	5,145	114,476
		4,368,216
Health Care Providers & Services - 32.0%
Accredo Health, Inc. (a)	13,700	202,349
AMERIGROUP Corp. (a)	1,700	49,504
AmerisourceBergen Corp.	10,800	624,780
AmSurg Corp. (a)	37,000	960,890
Corvel Corp. (a)	16,483	515,918
Coventry Health Care, Inc. (a)	17,100	698,022
DaVita, Inc. (a)	45,966	947,819
First Health Group Corp. (a)	42,707	1,069,810
Genesis Health Ventures, Inc. (a)	40,500	605,880
Gentiva Health Services, Inc.	35,300	322,642
Hanger Orthopedic Group, Inc. (a)	69,320	714,689
Health Management Associates, Inc. Class A	28,500	486,210
Henry Schein, Inc. (a)	16,350	705,503
Laboratory Corp. of America Holdings (a)	21,600	636,336
LifePoint Hospitals, Inc. (a)	28,798	562,137
Lincare Holdings, Inc. (a)	6,800	206,516
Manor Care, Inc. (a)	35,972	699,655
Mid Atlantic Medical Services, Inc. (a)	13,300	579,215
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
National Healthcare Corp. (a)	7,260	$ 135,762
Odyssey Healthcare, Inc. (a)	10,900	281,656
Omnicare, Inc.	30,800	816,816
Priority Healthcare Corp. Class B (a)	9,500	216,600
Quest Diagnostics, Inc. (a)	9,700	579,575
Renal Care Group, Inc. (a)	37,203	1,205,377
Rotech Healthcare, Inc. (a)	23,600	369,340
U.S. Physical Therapy, Inc. (a)	37,341	428,675
Universal Health Services, Inc. Class B (a)	36,138	1,397,456
VCA Antech, Inc. (a)	15,900	266,945
WellChoice, Inc.	9,600	204,480
		16,490,557
Pharmaceuticals - 0.7%
KV Pharmaceutical Co. Class A (a)	15,200	341,848
TOTAL HEALTH CARE		21,341,467
INDUSTRIALS - 10.4%
Aerospace & Defense - 4.0%
Alliant Techsystems, Inc. (a)	18,538	995,861
United Defense Industries, Inc. (a)	36,700	896,214
Veridian Corp.	8,600	163,314
		2,055,389
Commercial Services & Supplies - 4.5%
Angelica Corp.	7,400	124,246
Certegy, Inc. (a)	7,500	187,425
Charles River Associates, Inc. (a)	3,300	71,412
Coinstar, Inc. (a)	3,900	71,331
FTI Consulting, Inc. (a)	12,100	547,525
Headwaters, Inc. (a)	3,800	62,320
Healthcare Services Group (a)	9,420	124,344
Kroll, Inc. (a)	44,400	990,120
New Horizons Worldwide, Inc. (a)	6,744	16,995
Valassis Communications, Inc. (a)	3,200	85,120
		2,280,838
Construction & Engineering - 1.2%
Jacobs Engineering Group, Inc. (a)	15,200	625,480
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.7%
CLARCOR, Inc.	4,500	$ 168,345
Quixote Corp.	11,082	202,136
		370,481
TOTAL INDUSTRIALS		5,332,188
INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 0.5%
Plantronics, Inc. (a)	13,700	253,450
Electronic Equipment & Instruments - 0.5%
KEMET Corp. (a)	15,100	138,467
ScanSource, Inc. (a)	6,500	129,415
		267,882
Internet Software & Services - 1.1%
j2 Global Communications, Inc. (a)	7,300	215,569
LookSmart Ltd. (a)	21,001	70,773
United Online, Inc. (a)	13,070	292,245
		578,587
Semiconductor Equipment & Products - 1.2%
Cohu, Inc.	12,200	219,722
Entegris, Inc. (a)	6,809	78,099
Helix Technology, Inc.	26,463	304,854
		602,675
Software - 0.5%
Dendrite International, Inc. (a)	25,777	263,956
TOTAL INFORMATION TECHNOLOGY		1,966,550
MATERIALS - 4.6%
Metals & Mining - 4.6%
Agnico-Eagle Mines Ltd.	16,100	161,730
Ashanti Goldfields Co. Ltd. sponsored GDR (a)	26,200	138,598
Compania de Minas Buenaventura SA sponsored ADR	14,400	383,040
Glamis Gold Ltd. (a)	40,700	452,001
Harmony Gold Mining Co. Ltd. sponsored ADR	19,000	199,500
IAMGOLD Corp.	45,800	223,648
Kinross Gold Corp. (a)	40,210	248,245
Lihir Gold Ltd. sponsored ADR (a)	21,000	349,650
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Meridian Gold, Inc. (a)	2,600	$ 26,390
Royal Gold, Inc.	13,500	215,460
		2,398,262
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Commonwealth Telephone Enterprises, Inc. (a)	3,900	155,025
TOTAL COMMON STOCKS (Cost $44,811,801)		47,754,296
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 1.29% (b) (Cost $3,318,852)	3,318,852	3,318,852
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $48,130,653)		51,073,148
NET OTHER ASSETS - 0.8%		396,262
NET ASSETS - 100%		$ 51,469,410
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $126,808,304 and $113,667,167, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24,790 for the period.
Income Tax Information
At April 30, 2003, the fund had a capital loss carryforward of approximately $8,948,000 all of which will expire on April 30, 2011.
The fund intends to elect to defer to its fiscal year ending April 30, 2004 approximately $4,473,000 of losses recognized during the period November 1, 2002 to April 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003

Assets
Investment in securities, at value (cost $48,130,653) - See accompanying schedule		$ 51,073,148
Receivable for investments sold		601,220
Receivable for fund shares sold		88,348
Dividends receivable		5,242
Interest receivable		3,600
Redemption fees receivable		38
Receivable from investment adviser for expense reductions		36,812
Total assets		51,808,408

Liabilities
Payable for investments purchased	$ 193,275
Payable for fund shares redeemed	71,925
Accrued management fee	35,452
Other payables and accrued expenses	38,346
Total liabilities		338,998

Net Assets		$ 51,469,410
Net Assets consist of:
Paid in capital		$ 62,451,871
Accumulated net investment loss		(39,534)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,885,596)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,942,669
Net Assets, for 4,968,013 shares outstanding		$ 51,469,410
Net Asset Value, offering price and redemption price per share ($51,469,410 ÷ 4,968,013 shares)		$ 10.36

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2003

Investment Income
Dividends		$ 113,943
Interest		73,047
Security lending		1,401
Total income		188,391

Expenses
Management fee Basic fee	$ 370,743
Performance adjustment	51,684
Transfer agent fees	223,325
Accounting and security lending fees	60,714
Non-interested trustees' compensation	193
Custodian fees and expenses	45,948
Registration fees	46,330
Audit	43,006
Legal	220
Miscellaneous	21,762
Total expenses before reductions	863,925
Expense reductions	(429,487)	434,438
Net investment income (loss)		(246,047)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(13,482,151)
Foreign currency transactions	1,408
Total net realized gain (loss)		(13,480,743)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,476,147)
Assets and liabilities in foreign currencies	174
Total change in net unrealized appreciation (depreciation)		(1,475,973)
Net gain (loss)		(14,956,716)
Net increase (decrease) in net assets resulting from operations		$ (15,202,763)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2003	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (246,047)	$ (100,142)
Net realized gain (loss)	(13,480,743)	1,134,978
Change in net unrealized appreciation (depreciation)	(1,475,973)	3,854,454
Net increase (decrease) in net assets resulting from operations	(15,202,763)	4,889,290
Distributions to shareholders from net realized gain	(1,308,391)	(36,378)
Share transactions Net proceeds from sales of shares	37,879,278	55,937,183
Reinvestment of distributions	1,307,115	36,378
Cost of shares redeemed	(28,844,363)	(9,002,102)
Net increase (decrease) in net assets resulting from share transactions	10,342,030	46,971,459
Redemption fees	59,472	46,247
Total increase (decrease) in net assets	(6,109,652)	51,870,618

Net Assets
Beginning of period	57,579,062	5,708,444
End of period (including accumulated net investment loss of $39,534 and undistributed net investment income of $2,370, respectively)	$ 51,469,410	$ 57,579,062
Other Information Shares
Sold	3,363,950	4,351,137
Issued in reinvestment of distributions	101,405	3,006
Redeemed	(2,624,589)	(727,121)
Net increase (decrease)	840,766	3,627,022

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.95	$ 11.41	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.05)	(.06)	(.01)
Net realized and unrealized gain (loss)	(3.26)	2.63	1.40
Total from investment operations	(3.31)	2.57	1.39
Distributions from net realized gain	(.29)	(.06)	-
Redemption fees added to paid in capital D	.01	.03	.02
Net asset value, end of period	$ 10.36	$ 13.95	$ 11.41
Total Return B, C	(24.06)%	22.87%	14.10%
Ratios to Average Net Assets F
Expenses before expense reductions	1.71%	1.91%	7.54% A
Expenses net of voluntary waivers, if any	1.05%	1.05%	1.05% A
Expenses net of all reductions	.86%	.92%	.93% A
Net investment income (loss)	(.49)%	(.48)%	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,469	$ 57,579	$ 5,708
Portfolio turnover rate	242%	338%	820% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 26, 2000 (commencement of operations) to April 30, 2001.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2003

1. Significant Accounting Policies.

Fidelity Small Cap Retirement Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 4,784,779	|
Unrealized depreciation	(2,347,004)
Net unrealized appreciation (depreciation)	2,437,775
Capital loss carryforward	(8,947,720)
Cost for federal income tax purposes	$ 48,635,373

The tax character of distributions paid was as follows:

	April 30, 2003	April 30, 2002
Ordinary Income	$ 1,308,391	$ 36,378

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. The fund's performance adjustment took effect in September, 2001. Subsequent months will be added until the performance period includes 36 months. For the period, the total annual management fee rate, including the performance adjustment, was .84% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .44% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $71,505 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded 1.05% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $333,555.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $95,932 for the period.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the fund.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Small Cap Retirement Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Small Cap Retirement Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the portfolio of investments, as of April 30, 2003, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Small Cap Retirement Fund as of April 30, 2003, and the results of its operations for the year then ended, the change in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 6, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Members may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Small Cap Retirement. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Small Cap Retirement. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

James Harmon (32)

Year of Election or Appointment: 2002

Vice President of Small Cap Retirement. Mr. Harmon also manages another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Harmon served as a research analyst and managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 2000

Secretary of Small Cap Retirement. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Small Cap Retirement. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Small Cap Retirement. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently, he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Small Cap Retirement. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 2000 Assistant Treasurer of Small Cap Retirement. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Small Cap Retirement. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Small Cap Retirement. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Small Cap Retirement. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

SMR-UANN-0603
1.784729.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

500 Index

Fund

Annual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan® 500 Index Fund	-13.38%	-2.55%	9.41%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan 500 Index Fund on April 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500SM Index (S&P 500®) did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jacques Perold, Portfolio Manager of Spartan® 500 Index Fund

The 12-month period that ended April 30, 2003, was a difficult and volatile time for equity investors. Early on, the markets struggled with corporate accounting scandals, disappointing earnings reports, stagnant economic growth, and concerns about potential terrorism and military action in Iraq. Despite a sharp rebound in October and November - particularly in the beaten-down technology and telecommunications sectors - 2002 marked the third consecutive year of declines for stocks. 2003 didn't start out much better. High energy prices sapped consumer spending, one of the economy's few bastions of strength. The eventual war with Iraq caused another sell-off in the market, as investors feared the conflict would last longer than expected. However, when the war did proceed quickly, equities recorded positive performance in March and April. For the 12 months overall, the large-cap-oriented Standard & Poor's 500SM Index dropped 13.31%, while the blue-chips' proxy Dow Jones Industrial AverageSM slid 12.75%. The technology-rich NASDAQ Composite® Index ended down 12.87%.

Spartan 500 Index Fund returned -13.38% during the 12-month period, in line with the -13.31% return of the S&P 500® but ahead of the -13.85% return of the LipperSM S&P 500 index funds average. On an absolute basis, the fund benefited from its investment in Comcast, the largest cable company in the United States, which grew its revenues after adding new subscribers. In the pharmaceutical field, the fund was helped by positions in Amgen, a leading biotechnology firm, as well as by two more-traditional drug stocks, Merck and Pharmacia. On the negative side, the largest detractor from absolute performance was Intel, the world's largest semiconductor manufacturer. Intel continued to struggle amid continued sluggish demand for computer chips. Also dragging down results were home-products retailer Home Depot and media company AOL Time Warner. Home Depot faced concerns about slowing sales growth, while AOL was hurt by the continued slowdown in advertising spending and questions about its financial statements.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.4	3.0
Microsoft Corp.	3.2	3.5
Wal-Mart Stores, Inc.	2.9	2.9
Pfizer, Inc.	2.9	2.4
Exxon Mobil Corp.	2.8	2.8
Citigroup, Inc.	2.4	2.3
Johnson & Johnson	2.0	2.1
American International Group, Inc.	1.7	2.0
International Business Machines Corp.	1.7	1.6
Merck & Co., Inc.	1.5	1.5
	24.5
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.3	20.5
Health Care	14.6	14.8
Information Technology	14.6	14.2
Consumer Discretionary	13.9	13.4
Industrials	11.4	11.2
Consumer Staples	8.5	9.7
Energy	5.7	5.7
Telecommunication Services	3.7	4.3
Utilities	2.8	2.6
Materials	2.7	2.6
Asset Allocation (% of fund's net assets)

To match the Standard & Poor's 500 Index, Spartan 500 Index seeks 100% investment exposure to stocks at all times.

Annual Report

Investments April 30, 2003

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	62,031	$ 873
Dana Corp.	125,323	1,164
Delphi Corp.	471,841	3,963
Goodyear Tire & Rubber Co.	147,847	846
Johnson Controls, Inc.	75,050	6,172
Visteon Corp.	108,814	763
		13,781
Automobiles - 0.6%
Ford Motor Co.	1,547,665	15,941
General Motors Corp.	472,656	17,039
Harley-Davidson, Inc.	255,245	11,343
		44,323
Distributors - 0.0%
Genuine Parts Co.	147,299	4,709
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp. unit	530,129	14,626
Darden Restaurants, Inc.	144,157	2,524
Harrah's Entertainment, Inc. (a)	94,278	3,714
Hilton Hotels Corp.	317,356	4,227
International Game Technology (a)	71,643	6,183
Marriott International, Inc. Class A	197,181	7,081
McDonald's Corp.	1,070,494	18,305
Starbucks Corp. (a)	326,894	7,679
Starwood Hotels & Resorts Worldwide, Inc. unit	168,457	4,521
Wendy's International, Inc.	97,327	2,826
Yum! Brands, Inc. (a)	249,247	6,156
		77,842
Household Durables - 0.5%
American Greetings Corp. Class A (a)	55,541	809
Black & Decker Corp.	66,287	2,734
Centex Corp.	52,056	3,437
Fortune Brands, Inc.	125,874	6,092
KB Home	40,382	1,990
Leggett & Platt, Inc.	164,142	3,390
Maytag Corp.	65,817	1,372
Newell Rubbermaid, Inc.	225,471	6,872
Pulte Homes, Inc.	51,619	2,993
Snap-On, Inc.	49,035	1,439
The Stanley Works	74,440	1,789
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Corp.	49,193	$ 682
Whirlpool Corp.	57,516	3,077
		36,676
Internet & Catalog Retail - 0.3%
eBay, Inc. (a)	260,374	24,155
Leisure Equipment & Products - 0.3%
Brunswick Corp.	76,030	1,660
Eastman Kodak Co.	246,068	7,360
Hasbro, Inc.	146,043	2,337
Mattel, Inc.	368,760	8,017
		19,374
Media - 4.2%
AOL Time Warner, Inc. (a)	3,769,966	51,573
Clear Channel Communications, Inc. (a)	516,754	20,210
Comcast Corp. Class A (a)	1,946,491	62,113
Dow Jones & Co., Inc.	69,086	2,736
Gannett Co., Inc.	225,407	17,068
Interpublic Group of Companies, Inc.	325,236	3,708
Knight-Ridder, Inc.	68,829	4,443
McGraw-Hill Companies, Inc.	163,444	9,543
Meredith Corp.	41,974	1,814
Omnicom Group, Inc.	158,521	9,812
The New York Times Co. Class A	127,623	5,919
Tribune Co.	257,049	12,590
Univision Communications, Inc. Class A (a)	193,221	5,851
Viacom, Inc. Class B (non-vtg.) (a)	1,485,246	64,475
Walt Disney Co.	1,722,463	32,141
		303,996
Multiline Retail - 4.1%
Big Lots, Inc. (a)	97,953	1,226
Costco Wholesale Corp. (a)	384,408	13,312
Dillard's, Inc. Class A	71,409	998
Dollar General Corp.	281,091	4,087
Family Dollar Stores, Inc.	145,042	4,959
Federated Department Stores, Inc. (a)	160,413	4,912
JCPenney Co., Inc.	226,277	3,860
Kohl's Corp. (a)	284,369	16,152
Nordstrom, Inc.	114,223	1,979
Sears, Roebuck & Co.	266,766	7,560
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	766,426	$ 25,629
The May Department Stores Co.	243,097	5,256
Wal-Mart Stores, Inc.	3,722,582	209,656
		299,586
Specialty Retail - 2.3%
AutoNation, Inc. (a)	244,477	3,386
AutoZone, Inc. (a)	82,142	6,638
Bed Bath & Beyond, Inc. (a)	247,984	9,798
Best Buy Co., Inc. (a)	271,332	9,383
Circuit City Stores, Inc.	177,551	1,017
Gap, Inc.	745,450	12,397
Home Depot, Inc.	1,961,463	55,176
Limited Brands, Inc.	441,195	6,415
Lowe's Companies, Inc.	658,621	28,907
Office Depot, Inc. (a)	260,230	3,295
RadioShack Corp.	142,050	3,368
Sherwin-Williams Co.	126,400	3,524
Staples, Inc. (a)	399,190	7,601
Tiffany & Co., Inc.	122,417	3,396
TJX Companies, Inc.	443,076	8,529
Toys 'R' Us, Inc. (a)	179,168	1,836
		164,666
Textiles, Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc. (a)	108,677	3,099
Liz Claiborne, Inc.	90,101	2,931
NIKE, Inc. Class B	223,032	11,939
Reebok International Ltd. (a)	50,568	1,571
VF Corp.	91,634	3,605
		23,145
TOTAL CONSUMER DISCRETIONARY		1,012,253
CONSUMER STAPLES - 8.5%
Beverages - 2.8%
Adolph Coors Co. Class B	30,606	1,638
Anheuser-Busch Companies, Inc.	721,840	36,005
Brown-Forman Corp. Class B (non-vtg.)	50,904	3,896
Coca-Cola Enterprises, Inc.	378,989	7,386
Pepsi Bottling Group, Inc.	236,526	4,858
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	1,456,530	$ 63,039
The Coca-Cola Co.	2,090,797	84,468
		201,290
Food & Drug Retailing - 1.0%
Albertson's, Inc.	319,762	6,350
CVS Corp.	331,393	8,023
Kroger Co. (a)	643,623	9,204
Safeway, Inc. (a)	372,009	6,183
SUPERVALU, Inc.	112,748	1,857
Sysco Corp.	551,301	15,839
Walgreen Co.	864,372	26,675
Winn-Dixie Stores, Inc.	118,762	1,488
		75,619
Food Products - 1.2%
Archer-Daniels-Midland Co.	544,499	6,033
Campbell Soup Co.	346,113	7,625
ConAgra Foods, Inc.	452,858	9,510
General Mills, Inc.	311,005	14,029
H.J. Heinz Co.	296,332	8,854
Hershey Foods Corp.	114,818	7,492
Kellogg Co.	344,304	11,273
McCormick & Co., Inc. (non-vtg.)	118,148	2,929
Sara Lee Corp.	660,098	11,076
Wm. Wrigley Jr. Co.	189,925	10,771
		89,592
Household Products - 2.1%
Clorox Co.	185,559	8,391
Colgate-Palmolive Co.	453,952	25,952
Kimberly-Clark Corp.	433,782	21,589
Procter & Gamble Co.	1,090,394	97,972
		153,904
Personal Products - 0.6%
Alberto-Culver Co. Class B	49,259	2,427
Avon Products, Inc.	198,474	11,545
Gillette Co.	880,662	26,816
		40,788
Tobacco - 0.8%
Altria Group, Inc.	1,744,610	53,664
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - continued
RJ Reynolds Tobacco Holdings, Inc.	71,560	$ 2,016
UST, Inc.	141,507	4,433
		60,113
TOTAL CONSUMER STAPLES		621,306
ENERGY - 5.7%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	284,127	7,956
BJ Services Co. (a)	133,078	4,859
Halliburton Co.	368,044	7,880
Nabors Industries Ltd. (a)	122,067	4,785
Noble Corp. (a)	112,875	3,493
Rowan Companies, Inc.	78,894	1,617
Schlumberger Ltd. (NY Shares)	491,012	20,588
Transocean, Inc.	269,219	5,129
		56,307
Oil & Gas - 4.9%
Amerada Hess Corp.	75,229	3,397
Anadarko Petroleum Corp.	209,680	9,310
Apache Corp.	134,874	7,722
Ashland, Inc.	57,562	1,707
Burlington Resources, Inc.	169,797	7,863
ChevronTexaco Corp.	900,846	56,582
ConocoPhillips	570,815	28,712
Devon Energy Corp.	193,717	9,153
EOG Resources, Inc.	97,440	3,642
Exxon Mobil Corp.	5,674,917	199,757
Kerr-McGee Corp.	84,655	3,565
Marathon Oil Corp.	263,270	5,995
Occidental Petroleum Corp.	318,736	9,514
Sunoco, Inc.	64,373	2,395
Unocal Corp.	217,501	6,025
		355,339
TOTAL ENERGY		411,646
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 20.3%
Banks - 7.2%
AmSouth Bancorp.	299,743	$ 6,310
Bank of America Corp.	1,267,045	93,825
Bank of New York Co., Inc.	646,265	17,094
Bank One Corp.	981,711	35,391
BB&T Corp.	397,183	12,948
Charter One Financial, Inc.	190,592	5,537
Comerica, Inc.	147,347	6,411
Fifth Third Bancorp	487,286	24,018
First Tennessee National Corp.	105,897	4,638
FleetBoston Financial Corp.	885,181	23,475
Golden West Financial Corp., Delaware	129,418	9,761
Huntington Bancshares, Inc.	198,651	3,866
KeyCorp	358,346	8,640
Marshall & Ilsley Corp.	184,146	5,418
Mellon Financial Corp.	363,440	9,613
National City Corp.	515,710	15,451
North Fork Bancorp, Inc., New York	136,198	4,407
Northern Trust Corp.	186,319	6,540
PNC Financial Services Group, Inc.	239,516	10,515
Regions Financial Corp.	186,497	6,287
SouthTrust Corp.	291,351	7,826
SunTrust Banks, Inc.	238,144	13,627
Synovus Financial Corp.	256,878	5,001
U.S. Bancorp, Delaware	1,615,519	35,784
Union Planters Corp.	167,094	4,769
Wachovia Corp.	1,147,236	43,836
Washington Mutual, Inc.	798,394	31,537
Wells Fargo & Co.	1,426,880	68,861
Zions Bancorp	76,676	3,778
		525,164
Diversified Financials - 8.0%
American Express Co.	1,108,451	41,966
Bear Stearns Companies, Inc.	83,699	5,594
Capital One Financial Corp.	187,115	7,835
Charles Schwab Corp.	1,133,163	9,779
Citigroup, Inc.	4,335,471	170,167
Countrywide Financial Corp.	106,584	7,205
Fannie Mae	839,148	60,746
Federated Investors, Inc. Class B (non-vtg.)	92,866	2,534
Franklin Resources, Inc.	217,092	7,572
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Freddie Mac	586,734	$ 33,972
Goldman Sachs Group, Inc.	398,023	30,210
J.P. Morgan Chase & Co.	1,683,788	49,419
Janus Capital Group, Inc.	187,631	2,608
Lehman Brothers Holdings, Inc.	204,532	12,879
MBNA Corp.	1,077,543	20,366
Merrill Lynch & Co., Inc.	729,048	29,927
Moody's Corp.	127,433	6,154
Morgan Stanley	913,593	40,883
Principal Financial Group, Inc.	270,105	7,860
Providian Financial Corp. (a)	243,770	1,797
SLM Corp.	129,489	14,503
State Street Corp.	280,135	9,813
T. Rowe Price Group, Inc.	103,146	3,148
		576,937
Insurance - 4.7%
ACE Ltd.	221,500	7,327
AFLAC, Inc.	435,328	14,240
Allstate Corp.	592,849	22,404
AMBAC Financial Group, Inc.	89,378	5,215
American International Group, Inc.	2,199,998	127,490
Aon Corp.	261,245	5,789
Cincinnati Financial Corp.	136,195	5,019
Hartford Financial Services Group, Inc.	215,395	8,780
Jefferson-Pilot Corp.	121,015	4,851
John Hancock Financial Services, Inc.	242,984	7,051
Lincoln National Corp.	149,319	4,772
Loews Corp.	156,394	6,454
Marsh & McLennan Companies, Inc.	452,940	21,596
MBIA, Inc.	122,382	5,470
MetLife, Inc.	590,590	16,968
MGIC Investment Corp.	84,740	3,852
Progressive Corp.	183,658	12,489
Prudential Financial, Inc.	477,452	15,264
SAFECO Corp.	116,560	4,489
St. Paul Companies, Inc.	191,008	6,559
The Chubb Corp.	144,265	7,630
Torchmark Corp.	99,884	3,871
Travelers Property Casualty Corp. Class B	848,486	13,788
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
UnumProvident Corp.	203,758	$ 2,343
XL Capital Ltd. Class A	114,563	9,429
		343,140
Real Estate - 0.4%
Apartment Investment & Management Co. Class A	79,111	2,987
Equity Office Properties Trust	347,190	9,017
Equity Residential (SBI)	228,430	5,919
Plum Creek Timber Co., Inc.	155,905	3,626
Simon Property Group, Inc.	155,545	5,712
		27,261
TOTAL FINANCIALS		1,472,502
HEALTH CARE - 14.6%
Biotechnology - 1.3%
Amgen, Inc. (a)	1,085,466	66,550
Biogen, Inc. (a)	125,715	4,776
Chiron Corp. (a)	157,694	6,439
Genzyme Corp. - General Division (a)	180,957	7,289
MedImmune, Inc. (a)	212,124	7,482
		92,536
Health Care Equipment & Supplies - 1.8%
Applera Corp. - Applied Biosystems Group	176,645	3,097
Bausch & Lomb, Inc.	44,990	1,582
Baxter International, Inc.	500,358	11,508
Becton, Dickinson & Co.	214,806	7,604
Biomet, Inc.	218,391	6,652
Boston Scientific Corp. (a)	343,958	14,807
C.R. Bard, Inc.	43,484	2,756
Guidant Corp.	258,779	10,090
Medtronic, Inc.	1,028,456	49,098
Millipore Corp. (a)	40,816	1,394
St. Jude Medical, Inc. (a)	149,748	7,856
Stryker Corp.	166,951	11,187
Zimmer Holdings, Inc. (a)	164,487	7,714
		135,345
Health Care Providers & Services - 1.7%
Aetna, Inc.	126,961	6,323
AmerisourceBergen Corp.	92,955	5,377
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Anthem, Inc. (a)	119,290	$ 8,188
Cardinal Health, Inc.	381,335	21,080
CIGNA Corp.	117,728	6,157
HCA, Inc.	432,808	13,893
Health Management Associates, Inc. Class A	201,292	3,434
Humana, Inc. (a)	136,840	1,512
IMS Health, Inc.	206,097	3,174
Manor Care, Inc. (a)	81,257	1,580
McKesson Corp.	245,383	6,807
Quest Diagnostics, Inc. (a)	88,706	5,300
Quintiles Transnational Corp. (a)	99,519	1,398
Tenet Healthcare Corp. (a)	399,534	5,929
UnitedHealth Group, Inc.	256,765	23,656
WellPoint Health Networks, Inc. (a)	125,459	9,527
		123,335
Pharmaceuticals - 9.8%
Abbott Laboratories	1,318,532	53,572
Allergan, Inc.	109,154	7,668
Bristol-Myers Squibb Co.	1,633,636	41,723
Eli Lilly & Co.	947,414	60,464
Forest Laboratories, Inc. (a)	306,144	15,834
Johnson & Johnson	2,505,284	141,198
King Pharmaceuticals, Inc. (a)	203,041	2,560
Merck & Co., Inc.	1,893,823	110,183
Pfizer, Inc.	6,723,462	206,746
Schering-Plough Corp.	1,236,904	22,388
Watson Pharmaceuticals, Inc. (a)	90,190	2,622
Wyeth	1,118,007	48,667
		713,625
TOTAL HEALTH CARE		1,064,841
INDUSTRIALS - 11.4%
Aerospace & Defense - 1.6%
Boeing Co.	708,724	19,334
General Dynamics Corp.	169,460	10,518
Goodrich Corp.	99,085	1,394
Honeywell International, Inc.	721,570	17,029
Lockheed Martin Corp.	384,329	19,236
Northrop Grumman Corp.	153,943	13,539
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	342,312	$ 10,245
Rockwell Collins, Inc.	151,387	3,237
United Technologies Corp.	396,690	24,519
		119,051
Air Freight & Logistics - 1.0%
FedEx Corp.	251,699	15,072
Ryder System, Inc.	52,721	1,310
United Parcel Service, Inc. Class B	947,818	58,878
		75,260
Airlines - 0.2%
Delta Air Lines, Inc.	104,033	1,331
Southwest Airlines Co.	653,311	10,427
		11,758
Building Products - 0.2%
American Standard Companies, Inc. (a)	61,112	4,351
Masco Corp.	414,935	8,743
		13,094
Commercial Services & Supplies - 1.8%
Allied Waste Industries, Inc. (a)	176,383	1,464
Apollo Group, Inc. Class A (a)	147,016	7,968
Automatic Data Processing, Inc.	505,678	17,006
Avery Dennison Corp.	92,608	4,909
Cendant Corp. (a)	868,763	12,406
Cintas Corp.	143,618	5,156
Concord EFS, Inc. (a)	429,048	5,934
Convergys Corp. (a)	146,367	2,374
Deluxe Corp.	48,329	2,127
Equifax, Inc.	119,981	2,782
First Data Corp.	634,328	24,885
Fiserv, Inc. (a)	161,377	4,751
H&R Block, Inc.	150,673	5,819
Paychex, Inc.	317,355	9,882
Pitney Bowes, Inc.	199,488	7,004
R.R. Donnelley & Sons Co.	95,571	1,927
Robert Half International, Inc. (a)	146,152	2,379
Sabre Holdings Corp. Class A	120,329	2,516
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
TMP Worldwide, Inc. (a)	93,758	$ 1,572
Waste Management, Inc.	501,772	10,898
		133,759
Construction & Engineering - 0.0%
Fluor Corp.	67,759	2,342
McDermott International, Inc. (a)	53,777	175
		2,517
Electrical Equipment - 0.4%
American Power Conversion Corp. (a)	165,394	2,577
Cooper Industries Ltd. Class A	78,641	2,918
Emerson Electric Co.	354,977	17,997
Power-One, Inc. (a)	67,399	394
Rockwell Automation, Inc.	156,582	3,570
Thomas & Betts Corp. (a)	49,165	777
		28,233
Industrial Conglomerates - 4.4%
3M Co.	329,078	41,477
General Electric Co.	8,392,376	247,157
Textron, Inc.	114,670	3,382
Tyco International Ltd.	1,683,441	26,262
		318,278
Machinery - 1.2%
Caterpillar, Inc.	290,271	15,268
Crane Co.	50,211	981
Cummins, Inc.	35,000	949
Danaher Corp.	128,536	8,866
Deere & Co.	201,784	8,885
Dover Corp.	170,630	4,904
Eaton Corp.	59,458	4,880
Illinois Tool Works, Inc.	259,266	16,588
Ingersoll-Rand Co. Ltd. Class A	142,775	6,294
ITT Industries, Inc.	77,425	4,514
Navistar International Corp. (a)	57,542	1,605
PACCAR, Inc.	97,734	5,709
Pall Corp.	103,711	2,190
Parker Hannifin Corp.	99,614	4,052
		85,685
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	316,176	$ 8,904
CSX Corp.	181,060	5,790
Norfolk Southern Corp.	328,117	6,959
Union Pacific Corp.	214,076	12,742
		34,395
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	77,116	3,559
TOTAL INDUSTRIALS		825,589
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 2.1%
ADC Telecommunications, Inc. (a)	676,142	1,615
Andrew Corp. (a)	82,928	636
Avaya, Inc. (a)	314,323	1,226
CIENA Corp. (a)	365,581	1,780
Cisco Systems, Inc. (a)	5,997,897	90,208
Comverse Technology, Inc. (a)	158,327	2,069
Corning, Inc. (a)	1,010,931	5,479
JDS Uniphase Corp. (a)	1,193,652	3,855
Lucent Technologies, Inc. (a)	3,298,526	5,937
Motorola, Inc.	1,940,557	15,350
QUALCOMM, Inc.	665,327	21,217
Scientific-Atlanta, Inc.	128,924	2,095
Tellabs, Inc. (a)	347,467	2,147
		153,614
Computers & Peripherals - 3.7%
Apple Computer, Inc. (a)	304,015	4,317
Dell Computer Corp. (a)	2,175,211	62,885
EMC Corp. (a)	1,855,222	16,864
Gateway, Inc. (a)	273,295	787
Hewlett-Packard Co.	2,574,293	41,961
International Business Machines Corp.	1,425,361	121,013
Lexmark International, Inc. Class A (a)	106,203	7,913
NCR Corp. (a)	82,280	1,804
Network Appliance, Inc. (a)	286,183	3,801
Sun Microsystems, Inc. (a)	2,694,473	8,892
		270,237
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	393,872	$ 6,310
Jabil Circuit, Inc. (a)	167,137	3,125
Molex, Inc.	161,748	3,775
PerkinElmer, Inc.	106,554	1,057
Sanmina-SCI Corp. (a)	429,570	2,062
Solectron Corp. (a)	696,805	2,223
Symbol Technologies, Inc.	194,450	2,125
Tektronix, Inc. (a)	73,320	1,376
Thermo Electron Corp. (a)	137,907	2,506
Waters Corp. (a)	108,914	2,615
		27,174
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	498,340	12,349
IT Consulting & Services - 0.3%
Computer Sciences Corp. (a)	157,897	5,203
Electronic Data Systems Corp.	401,712	7,291
SunGard Data Systems, Inc. (a)	238,806	5,134
Unisys Corp. (a)	275,107	2,861
		20,489
Office Electronics - 0.1%
Xerox Corp. (a)	620,125	6,114
Semiconductor Equipment & Products - 3.1%
Advanced Micro Devices, Inc. (a)	289,674	2,155
Altera Corp. (a)	322,615	5,101
Analog Devices, Inc. (a)	307,178	10,174
Applied Materials, Inc. (a)	1,391,810	20,320
Applied Micro Circuits Corp. (a)	256,094	1,147
Broadcom Corp. Class A (a)	232,653	4,162
Intel Corp.	5,587,293	102,806
KLA-Tencor Corp. (a)	160,411	6,577
Linear Technology Corp.	263,855	9,095
LSI Logic Corp. (a)	313,609	1,681
Maxim Integrated Products, Inc.	272,506	10,707
Micron Technology, Inc. (a)	512,422	4,356
National Semiconductor Corp. (a)	153,224	2,870
Novellus Systems, Inc. (a)	126,147	3,537
NVIDIA Corp. (a)	132,962	1,897
PMC-Sierra, Inc. (a)	141,212	1,165
QLogic Corp. (a)	79,133	3,481
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Teradyne, Inc. (a)	154,404	$ 1,791
Texas Instruments, Inc.	1,459,870	26,993
Xilinx, Inc. (a)	284,558	7,703
		227,718
Software - 4.7%
Adobe Systems, Inc.	194,880	6,735
Autodesk, Inc.	95,637	1,488
BMC Software, Inc. (a)	196,752	2,936
Citrix Systems, Inc. (a)	144,233	2,735
Computer Associates International, Inc.	484,690	7,871
Compuware Corp. (a)	318,839	1,400
Electronic Arts, Inc. (a)	120,696	7,154
Intuit, Inc. (a)	173,483	6,728
Mercury Interactive Corp. (a)	71,224	2,417
Microsoft Corp.	9,025,174	230,774
Novell, Inc. (a)	310,568	854
Oracle Corp. (a)	4,443,786	52,792
Parametric Technology Corp. (a)	221,454	731
PeopleSoft, Inc. (a)	263,962	3,967
Siebel Systems, Inc. (a)	408,659	3,543
Symantec Corp. (a)	124,685	5,480
VERITAS Software Corp. (a)	347,129	7,640
		345,245
TOTAL INFORMATION TECHNOLOGY		1,062,940
MATERIALS - 2.7%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	191,635	8,254
Dow Chemical Co.	768,396	25,080
E.I. du Pont de Nemours & Co.	838,903	35,679
Eastman Chemical Co.	65,204	1,991
Ecolab, Inc.	109,758	5,608
Engelhard Corp.	107,771	2,646
Great Lakes Chemical Corp.	42,331	1,040
Hercules, Inc. (a)	92,097	935
International Flavors & Fragrances, Inc.	79,563	2,529
Monsanto Co.	220,463	3,836
PPG Industries, Inc.	142,961	6,935
Praxair, Inc.	136,382	7,921
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Rohm & Haas Co.	186,468	$ 6,174
Sigma Aldrich Corp.	60,464	3,012
		111,640
Construction Materials - 0.0%
Vulcan Materials Co.	85,619	2,994
Containers & Packaging - 0.2%
Ball Corp.	47,927	2,692
Bemis Co., Inc.	44,649	2,039
Pactiv Corp. (a)	133,649	2,742
Sealed Air Corp.	70,790	3,033
Temple-Inland, Inc.	45,303	2,052
		12,558
Metals & Mining - 0.5%
Alcoa, Inc.	712,531	16,338
Allegheny Technologies, Inc.	68,006	282
Freeport-McMoRan Copper & Gold, Inc. Class B	122,199	2,115
Newmont Mining Corp. Holding Co.	338,783	9,154
Nucor Corp.	65,929	2,693
Phelps Dodge Corp. (a)	74,977	2,339
United States Steel Corp.	86,270	1,235
Worthington Industries, Inc.	72,435	973
		35,129
Paper & Forest Products - 0.5%
Boise Cascade Corp.	49,161	1,129
Georgia-Pacific Corp.	210,894	3,256
International Paper Co.	403,810	14,436
Louisiana-Pacific Corp. (a)	88,200	713
MeadWestvaco Corp.	168,801	3,982
Weyerhaeuser Co.	184,672	9,158
		32,674
TOTAL MATERIALS		194,995
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.3%
ALLTEL Corp.	262,271	12,290
AT&T Corp.	649,716	11,078
BellSouth Corp.	1,569,495	40,006
CenturyTel, Inc.	120,270	3,542
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co. (a)	238,018	$ 2,602
Qwest Communications International, Inc. (a)	1,429,805	5,390
SBC Communications, Inc.	2,800,142	65,411
Sprint Corp. - FON Group	754,439	8,684
Verizon Communications, Inc.	2,307,247	86,245
		235,248
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc. (a)	2,284,717	14,759
Nextel Communications, Inc. Class A (a)	866,156	12,810
Sprint Corp. - PCS Group Series 1 (a)	842,594	2,949
		30,518
TOTAL TELECOMMUNICATION SERVICES		265,766
UTILITIES - 2.8%
Electric Utilities - 2.1%
Allegheny Energy, Inc. (a)	105,999	880
Ameren Corp.	134,191	5,499
American Electric Power Co., Inc.	327,930	8,651
Centerpoint Energy, Inc.	256,668	2,028
Cinergy Corp.	141,960	4,847
CMS Energy Corp.	121,518	757
Consolidated Edison, Inc.	180,162	7,003
Constellation Energy Group, Inc.	138,933	4,068
Dominion Resources, Inc.	259,100	15,334
DTE Energy Co.	141,231	5,694
Edison International (a)	274,777	4,009
Entergy Corp.	187,238	8,727
Exelon Corp.	272,395	14,448
FirstEnergy Corp.	251,015	8,467
FPL Group, Inc.	153,925	9,369
PG&E Corp. (a)	343,736	5,149
Pinnacle West Capital Corp.	76,242	2,533
PPL Corp.	138,693	5,021
Progress Energy, Inc.	200,038	8,358
Public Service Enterprise Group, Inc.	187,582	7,216
Southern Co.	601,722	17,504
TECO Energy, Inc.	148,135	1,598
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
TXU Corp.	271,679	$ 5,412
Xcel Energy, Inc.	336,262	4,546
		157,118
Gas Utilities - 0.3%
KeySpan Corp.	131,928	4,468
Kinder Morgan, Inc.	102,835	4,835
Nicor, Inc.	37,083	1,115
NiSource, Inc.	209,880	3,967
Peoples Energy Corp.	30,108	1,170
Sempra Energy	173,791	4,665
		20,220
Multi-Utilities & Unregulated Power - 0.4%
AES Corp. (a)	458,657	2,757
Calpine Corp. (a)	318,791	1,712
Duke Energy Corp.	751,937	13,227
Dynegy, Inc. Class A	313,198	1,378
El Paso Corp.	505,146	3,789
Mirant Corp. (a)	340,644	1,128
Williams Companies, Inc.	435,738	3,028
		27,019
TOTAL UTILITIES		204,357
TOTAL COMMON STOCKS (Cost $7,065,906)		7,136,195
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.16% 6/5/03 to 8/21/03 (c) (Cost $9,480)	$ 9,500	9,480
Money Market Funds - 2.0%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.29% (b)	119,529,199	$ 119,529
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	24,497,244	24,497
TOTAL MONEY MARKET FUNDS (Cost $144,026)		144,026
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $7,219,412)		7,289,701
NET OTHER ASSETS - (0.3)%		(19,321)
NET ASSETS - 100%		$ 7,270,380
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
5 S&P 500 E-Mini Index Contracts	June 2003	$ 229	$ 10
578 S&P 500 Index Contracts	June 2003	132,376	4,414
		$ 132,605	$ 4,424
The face value of futures purchased as a percentage of net assets - 1.8%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,484,000.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $621,862,000 and $603,016,000.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $34,000 for the period.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $9,368,000. The weighted average interest rate was 2.25%. At period end there were no bank borrowings outstanding.

Income Tax Information

At April 30, 2003, the fund had a capital loss carryforward of approximately $559,404,000 of which $56,191,000, $175,824,000 and $327,389,000 will expire on April 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2003

Assets
Investment in securities, at value (including securities loaned of $23,170) (cost $7,219,412) - See accompanying schedule		$ 7,289,701
Cash		2,265
Receivable for fund shares sold		7,161
Dividends receivable		7,707
Interest receivable		90
Redemption fees receivable		6
Receivable for daily variation on futures contracts		1
Receivable from investment adviser for expense reductions		1,258
Other receivables		64
Total assets		7,308,253

Liabilities
Payable for investments purchased	$ 5,693
Payable for fund shares redeemed	5,292
Accrued management fee	1,402
Other payables and accrued expenses	989
Collateral on securities loaned, at value	24,497
Total liabilities		37,873

Net Assets		$ 7,270,380
Net Assets consist of:
Paid in capital		$ 7,739,844
Undistributed net investment income		34,103
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(578,280)
Net unrealized appreciation (depreciation) on investments		74,713
Net Assets, for 114,725 shares outstanding		$ 7,270,380
Net Asset Value, offering price and redemption price per share ($7,270,380 ÷ 114,725 shares)		$ 63.37

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2003

Investment Income
Dividends		$ 125,749
Interest		861
Security lending		1,024
Total income		127,634

Expenses
Management fee	$ 16,898
Transfer agent fees	10,660
Accounting and security lending fees	791
Non-interested trustees' compensation	27
Custodian fees and expenses	36
Registration fees	113
Audit	88
Legal	57
Interest	8
Miscellaneous	274
Total expenses before reductions	28,952
Expense reductions	(15,523)	13,429
Net investment income (loss)		114,205
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(300,184)
Futures contracts	(16,819)
Swap agreements	(63)
Total net realized gain (loss)		(317,066)
Change in net unrealized appreciation (depreciation) on: Investment securities	(935,071)
Futures contracts	7,835
Total change in net unrealized appreciation (depreciation)		(927,236)
Net gain (loss)		(1,244,302)
Net increase (decrease) in net assets resulting from operations		$ (1,130,097)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2003	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 114,205	$ 104,656
Net realized gain (loss)	(317,066)	(136,151)
Change in net unrealized appreciation (depreciation)	(927,236)	(1,185,748)
Net increase (decrease) in net assets resulting from operations	(1,130,097)	(1,217,243)
Distributions to shareholders from net investment income	(110,889)	(103,394)
Share transactions Net proceeds from sales of shares	1,586,886	2,061,863
Reinvestment of distributions	102,279	95,165
Cost of shares redeemed	(1,599,206)	(1,648,319)
Net increase (decrease) in net assets resulting from share transactions	89,959	508,709
Redemption fees	653	542
Total increase (decrease) in net assets	(1,150,374)	(811,386)

Net Assets
Beginning of period	8,420,754	9,232,140
End of period (including undistributed net investment income of $34,103 and undistributed net investment income of $31,169, respectively)	$ 7,270,380	$ 8,420,754
Other Information Shares
Sold	25,398	26,102
Issued in reinvestment of distributions	1,579	1,166
Redeemed	(25,623)	(21,051)
Net increase (decrease)	1,354	6,217

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 74.28	$ 86.16	$ 100.06	$ 92.85	$ 78.74
Income from Investment Operations
Net investment income (loss)B	1.02	.96	.96	1.07	1.05
Net realized and unrealized gain (loss)	(10.95)	(11.88)	(13.90)	8.02	15.52
Total from investment operations	(9.93)	(10.92)	(12.94)	9.09	16.57
Distributions from net investment income	(.99)	(.96)	(.97)	(1.19)	(.79)
Distributions from net realized gain	-	-	-	(.09)	(1.68)
Distributions in excess of net realized gain	-	-	-	(.61)	-
Total distributions	(.99)	(.96)	(.97)	(1.89)	(2.47)
Redemption fees added to paid in capital B	.01	- D	.01	.01	.01
Net asset value, end of period	$ 63.37	$ 74.28	$ 86.16	$ 100.06	$ 92.85
Total Return A	(13.38)%	(12.77)%	(13.02)%	9.91%	21.68%
Ratios to Average Net Assets C
Expenses before expense reductions	.41%	.39%	.38%	.38%	.40%
Expenses net of voluntary waivers, if any	.19%	.19%	.19%	.19%	.19%
Expenses net of all reductions	.19%	.19%	.19%	.19%	.19%
Net investment income (loss)	1.62%	1.21%	1.02%	1.12%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ 7,270	$ 8,421	$ 9,232	$ 10,069	$ 8,668
Portfolio turnover rate	9%	4%	5%	8%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan 500 Index Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,696,710
Unrealized depreciation	(1,640,772)
Net unrealized appreciation (depreciation)	55,938
Undistributed ordinary income	34,001
Capital loss carryforward	(559,404)

Cost for federal income tax purposes	$ 7,233,763

The tax character of distributions paid was as follows:

	April 30, 2003	April 30, 2002
Ordinary Income	$ 110,889	$ 103,394

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The fund may invest in swaps for the purpose of managing its market exposure. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically. Total return swaps usually involve commitments to pay interest in exchange for the return of an equity security. The fund will make periodic payments

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

based on a notional principal amount to the counterparty and will receive payments from the counterparty representing dividends of the underlying security. Payments made and received by the fund are recorded in the Statement of Operations as income. Gains or losses are realized upon expiration or termination of the swap agreement based on the change in value of the underlying equity security. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the fluctuation of interest rates or in the price of the underlying security, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser Fee. Prior to January 13, 2003, FMR and the fund entered into a sub-advisory agreement with Deutsche Asset Management Inc. (DAMI). DAMI is a registered investment advisor and a wholly-owned, indirect subsidiary of Deutsche Bank AG. DAMI received a sub-advisory fee from FMR for providing discretionary investment advisory services to the fund. Subsequent to January 13, 2003, DAMI no longer served as sub-advisor. FMR has assumed responsibility for all investment management decisions.

Prior to January 13, 2003, Deutsche Bank Trust Company Americas (DBTCA), also a wholly-owned, indirect subsidiary of Deutsche Bank AG, was responsible for providing securities lending services. DBTCA retained up to 20% of the annual revenues for providing securities lending services. For the period, DBTCA retained $190. Effective January 13, 2003, the fund has entered into a securities lending agreement under the same terms with Mellon Bank, N.A.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $216 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .19% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $15,520.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Spartan 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of Spartan 500 Index Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the portfolio of investments, as of April 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan 500 Index Fund as of April 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 6, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Members may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan 500 Index (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109. Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board for Commonwealth Trust (2003). Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems, 1997), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government, 1993), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board for Commonwealth Trust (2003). Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Philip L. Bullen (43)

Year of Election or Appointment: 2001

Vice President of Spartan 500 Index. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Spartan 500 Index. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Spartan 500 Index. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan 500 Index. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan 500 Index. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Spartan 500 Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan 500 Index. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Spartan 500 Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Spartan 500 Index. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The fund designates 100% and 99% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

Fidelity's Index Funds

Four-In-One Index Fund

Spartan® Extended Market Index Fund

Spartan International Index Fund

Spartan 500 Index Fund

Spartan Total Market Index Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SMI-ANN-0603
1.703008.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Commonwealth Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Commonwealth Trust internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 23, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 23, 2003